Quarterly Report
March 31, 2021
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
March 31, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	29

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 37.1% †
Common Stock - 37.1%
Advertising - 0.0% *
Omnicom Group Inc. (a)	441	$32,700
The Interpublic Group of Companies Inc. (a)	966	28,207
		60,907
Aerospace & Defense - 0.6%
General Dynamics Corp. (a)	541	98,224
Howmet Aerospace Inc. (a)	819	26,314
Huntington Ingalls Industries Inc. (a)	97	19,967
L3Harris Technologies Inc. (a)	494	100,124
Lockheed Martin Corp. (a)	582	215,049
Northrop Grumman Corp. (a)	359	116,187
Raytheon Technologies Corp. (a)	3,559	275,004
Teledyne Technologies Inc. (a)(b)	87	35,988
Textron Inc. (a)	498	27,928
The Boeing Co. (a)	1,286	327,570
TransDigm Group Inc. (a)(b)	127	74,666
		1,317,021
Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	740	276,864
Agricultural Products - 0.0% *
Archer-Daniels-Midland Co. (a)	1,275	72,675
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc. (a)	332	31,683
Expeditors International of Washington Inc. (a)	372	40,060
FedEx Corp. (a)	572	162,471
United Parcel Service Inc., Class B (a)	1,689	287,113
		521,327
Airlines - 0.1%
Alaska Air Group Inc. (a)	321	22,216
American Airlines Group Inc. (a)	1,494	35,707
Delta Air Lines Inc. (a)	1,500	72,420
Southwest Airlines Co. (a)	1,368	83,530
United Airlines Holdings Inc. (a)(b)	636	36,596
		250,469
Alternative Carriers - 0.0% *
Lumen Technologies Inc. (a)	2,374	31,693
Apparel Retail - 0.2%
L Brands Inc. (a)	587	36,312
Ross Stores Inc. (a)	833	99,885
The Gap Inc. (a)(b)	530	15,783
The TJX Companies Inc. (a)	2,815	186,212
		338,192
Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc. (a)	810	15,933
PVH Corp. (a)	163	17,229
Ralph Lauren Corp. (a)	113	13,917
Tapestry Inc. (a)	636	26,209
Under Armour Inc., Class A (a)(b)	479	10,615
	Number of Shares	Fair Value
Under Armour Inc., Class C (a)(b)	482	$8,898
VF Corp. (a)	724	57,862
		150,663
Application Software - 0.8%
Adobe Inc. (a)(b)	1,123	533,840
ANSYS Inc. (a)(b)	193	65,535
Autodesk Inc. (a)(b)	521	144,395
Cadence Design Systems Inc. (a)(b)	645	88,359
Citrix Systems Inc. (a)	288	40,424
Intuit Inc. (a)	642	245,925
Paycom Software Inc. (a)(b)	120	44,407
salesforce.com Inc. (a)(b)	2,159	457,427
Synopsys Inc. (a)(b)	344	85,236
Tyler Technologies Inc. (a)(b)	100	42,453
		1,748,001
Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc. (a)	268	62,297
BlackRock Inc. (a)	335	252,577
Franklin Resources Inc. (a)	592	17,523
Invesco Ltd.	809	20,403
Northern Trust Corp. (a)	477	50,137
State Street Corp. (a)(c)	840	70,568
T Rowe Price Group Inc. (a)	527	90,433
The Bank of New York Mellon Corp. (a)	1,895	89,615
		653,553
Auto Parts & Equipment - 0.0% *
BorgWarner Inc. (a)	539	24,988
Automobile Manufacturers - 0.7%
Ford Motor Co. (a)(b)	9,215	112,884
General Motors Co. (a)	2,933	168,530
Tesla Inc. (a)(b)	1,799	1,201,606
		1,483,020
Automotive Retail - 0.1%
Advance Auto Parts Inc. (a)	165	30,276
AutoZone Inc. (a)(b)	54	75,832
CarMax Inc. (a)(b)	403	53,462
O'Reilly Automotive Inc. (a)(b)	170	86,233
		245,803
Biotechnology - 0.7%
AbbVie Inc. (a)	4,165	450,736
Alexion Pharmaceuticals Inc. (a)(b)	520	79,513
Amgen Inc. (a)	1,353	336,640
Biogen Inc. (a)(b)	362	101,270
Gilead Sciences Inc. (a)	2,976	192,339
Incyte Corp. (a)(b)	448	36,409
Regeneron Pharmaceuticals Inc. (a)(b)	249	117,812
Vertex Pharmaceuticals Inc. (a)(b)	616	132,372
		1,447,091
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (a)	481	24,603
Broadcasting - 0.1%
Discovery Inc. (a)(b)	361	15,689

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Discovery Inc., Class C (a)(b)	697	$25,712
Fox Corp., Class A (a)	797	28,780
Fox Corp., Class B (a)	383	13,378
ViacomCBS Inc., Class B (a)	1,304	58,811
		142,370
Building Products - 0.1%
AO Smith Corp. (a)	300	20,283
Carrier Global Corp. (a)	1,913	80,767
Fortune Brands Home & Security Inc. (a)	333	31,908
Johnson Controls International PLC	1,702	101,558
Masco Corp. (a)	573	34,323
		268,839
Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)(b)	331	204,234
Comcast Corp., Class A (a)	10,725	580,330
DISH Network Corp., Class A (a)(b)	632	22,878
		807,442
Casinos & Gaming - 0.1%
Caesars Entertainment Inc. (b)	500	43,725
Las Vegas Sands Corp. (a)	771	46,846
MGM Resorts International (a)	920	34,951
Penn National Gaming Inc. (b)	300	31,452
Wynn Resorts Ltd. (a)	233	29,211
		186,185
Commodity Chemicals - 0.1%
Dow Inc. (a)	1,782	113,941
LyondellBasell Industries N.V., Class A	591	61,494
		175,435
Communications Equipment - 0.3%
Arista Networks Inc. (a)(b)	127	38,340
Cisco Systems Inc. (a)	9,935	513,739
F5 Networks Inc. (a)(b)	144	30,041
Juniper Networks Inc. (a)	845	21,404
Motorola Solutions Inc. (a)	380	71,459
		674,983
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc. (a)	551	63,260
Construction & Engineering - 0.0% *
Quanta Services Inc. (a)	258	22,699
Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (a)	1,283	297,489
Cummins Inc. (a)	344	89,134
PACCAR Inc. (a)	824	76,566
Westinghouse Air Brake Technologies Corp. (a)	399	31,585
		494,774
Construction Materials - 0.1%
Martin Marietta Materials Inc. (a)	149	50,037
Vulcan Materials Co. (a)	299	50,456
		100,493
	Number of Shares	Fair Value
Consumer Finance - 0.2%
American Express Co. (a)	1,541	$217,959
Capital One Financial Corp. (a)	1,072	136,390
Discover Financial Services (a)	727	69,058
Synchrony Financial (a)	1,303	52,980
		476,387
Copper - 0.1%
Freeport-McMoRan Inc. (a)(b)	3,327	109,558
Data Processing & Outsourced Services - 1.5%
Automatic Data Processing Inc. (a)	1,014	191,109
Broadridge Financial Solutions Inc. (a)	285	43,634
Fidelity National Information Services Inc. (a)	1,467	206,275
Fiserv Inc. (a)(b)	1,328	158,085
FleetCor Technologies Inc. (a)(b)	186	49,965
Global Payments Inc. (a)	692	139,493
Jack Henry & Associates Inc. (a)	192	29,130
Mastercard Inc., Class A (a)	2,061	733,819
Paychex Inc. (a)	762	74,691
PayPal Holdings Inc. (a)(b)	2,744	666,353
The Western Union Co. (a)	991	24,438
Visa Inc., Class A (a)	3,973	841,203
		3,158,195
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (a)	462	31,864
Constellation Brands Inc., Class A (a)	403	91,884
		123,748
Distributors - 0.1%
Genuine Parts Co. (a)	357	41,266
LKQ Corp. (a)(b)	636	26,922
Pool Corp. (a)	100	34,524
		102,712
Diversified Banks - 1.3%
Bank of America Corp. (a)	17,804	688,837
Citigroup Inc. (a)	4,918	357,785
JPMorgan Chase & Co. (a)	7,145	1,087,683
U.S. Bancorp (a)	3,232	178,762
Wells Fargo & Co. (a)	9,605	375,267
		2,688,334
Diversified Chemicals - 0.0% *
Eastman Chemical Co. (a)	312	34,357
Diversified Support Services - 0.1%
Cintas Corp. (a)	197	67,238
Copart Inc. (a)(b)	499	54,196
		121,434
Drug Retail - 0.1%
Walgreens Boots Alliance Inc. (a)	1,701	93,385
Electric Utilities - 0.6%
Alliant Energy Corp. (a)	597	32,334
American Electric Power Company Inc. (a)	1,158	98,083
Duke Energy Corp. (a)	1,742	168,155

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Edison International (a)	843	$49,400
Entergy Corp. (a)	450	44,761
Evergy Inc. (a)	566	33,694
Eversource Energy (a)	818	70,831
Exelon Corp. (a)	2,310	101,039
FirstEnergy Corp. (a)	1,262	43,779
NextEra Energy Inc. (a)	4,625	349,696
NRG Energy Inc. (a)	555	20,940
Pinnacle West Capital Corp. (a)	273	22,209
PPL Corp. (a)	1,855	53,498
The Southern Co. (a)	2,460	152,914
Xcel Energy Inc. (a)	1,248	83,004
		1,324,337
Electrical Components & Equipment - 0.2%
AMETEK Inc. (a)	540	68,974
Eaton Corporation PLC	944	130,536
Emerson Electric Co. (a)	1,389	125,316
Generac Holdings Inc. (b)	130	42,568
Rockwell Automation Inc. (a)	277	73,527
		440,921
Electronic Components - 0.1%
Amphenol Corp., Class A (a)	1,421	93,743
Corning Inc. (a)	1,740	75,708
		169,451
Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc. (a)	273	15,416
Keysight Technologies Inc. (a)(b)	440	63,096
Trimble Inc. (a)(b)	600	46,674
Zebra Technologies Corp., Class A (a)(b)	122	59,192
		184,378
Electronic Manufacturing Services - 0.0%
IPG Photonics Corp. (a)(b)	83	17,508
Environmental & Facilities Services - 0.1%
Republic Services Inc. (a)	480	47,688
Rollins Inc. (a)	525	18,071
Waste Management Inc. (a)	922	118,956
		184,715
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc. (a)	501	22,735
Corteva Inc. (a)	1,682	78,415
FMC Corp. (a)	321	35,506
The Mosaic Co. (a)	864	27,311
		163,967
Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc. (a)	274	27,041
CME Group Inc. (a)	849	173,391
Intercontinental Exchange Inc. (a)	1,329	148,423
MarketAxess Holdings Inc. (a)	91	45,311
Moody's Corp. (a)	383	114,367
MSCI Inc. (a)	193	80,921
Nasdaq Inc. (a)	278	40,994
S&P Global Inc. (a)	569	200,783
		831,231
	Number of Shares	Fair Value
Food Distributors - 0.1%
Sysco Corp. (a)	1,228	$96,693
Food Retail - 0.0% *
The Kroger Co. (a)	1,781	64,098
Footwear - 0.2%
NIKE Inc., Class B (a)	2,961	393,487
Gas Utilities - 0.0% *
Atmos Energy Corp. (a)	295	29,161
General Merchandise Stores - 0.2%
Dollar General Corp. (a)	581	117,722
Dollar Tree Inc. (a)(b)	546	62,495
Target Corp. (a)	1,184	234,515
		414,732
Gold - 0.1%
Newmont Corp. (a)	1,855	111,801
Health Care REITs - 0.1%
Healthpeak Properties Inc. (a)	1,327	42,119
Ventas Inc. (a)	918	48,966
Welltower Inc. (a)	976	69,911
		160,996
Healthcare Distributors - 0.1%
AmerisourceBergen Corp. (a)	358	42,269
Cardinal Health Inc. (a)	700	42,525
Henry Schein Inc. (a)(b)	364	25,203
McKesson Corp. (a)	359	70,020
		180,017
Healthcare Equipment - 1.1%
Abbott Laboratories (a)	4,154	497,815
ABIOMED Inc. (a)(b)	107	34,104
Baxter International Inc. (a)	1,213	102,304
Becton Dickinson & Co. (a)	686	166,801
Boston Scientific Corp. (a)(b)	3,399	131,371
Danaher Corp. (a)	1,493	336,045
DexCom Inc. (a)(b)	228	81,941
Edwards Lifesciences Corp. (a)(b)	1,477	123,536
Hologic Inc. (a)(b)	585	43,512
IDEXX Laboratories Inc. (a)(b)	199	97,373
Intuitive Surgical Inc. (a)(b)	278	205,425
ResMed Inc. (a)	324	62,863
STERIS PLC	206	39,239
Stryker Corp. (a)	773	188,287
Teleflex Inc. (a)	113	46,947
Varian Medical Systems Inc. (a)(b)	224	39,543
Zimmer Biomet Holdings Inc. (a)	493	78,920
		2,276,026
Healthcare Facilities - 0.1%
HCA Healthcare Inc. (a)	617	116,206
Universal Health Services Inc., Class B (a)	182	24,277
		140,483
Healthcare Services - 0.3%
Cigna Corp. (a)	824	199,194
CVS Health Corp. (a)	3,093	232,686
DaVita Inc. (a)(b)	176	18,967

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Laboratory Corporation of America Holdings (a)(b)	224	$57,127
Quest Diagnostics Inc. (a)	296	37,989
		545,963
Healthcare Supplies - 0.1%
Align Technology Inc. (a)(b)	171	92,601
DENTSPLY SIRONA Inc. (a)	553	35,287
The Cooper Companies Inc. (a)	111	42,634
West Pharmaceutical Services Inc. (a)	164	46,212
		216,734
Healthcare Technology - 0.0% *
Cerner Corp. (a)	737	52,976
Home Building - 0.1%
D.R. Horton Inc. (a)	753	67,107
Lennar Corp., Class A (a)	609	61,649
NVR Inc. (a)(b)	8	37,687
PulteGroup Inc. (a)	599	31,412
		197,855
Home Furnishings - 0.0% *
Leggett & Platt Inc. (a)	294	13,421
Mohawk Industries Inc. (a)(b)	144	27,693
		41,114
Home Improvement Retail - 0.5%
Lowe's Companies Inc. (a)	1,730	329,011
The Home Depot Inc. (a)	2,523	770,146
		1,099,157
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc. (a)	1,733	29,201
Hotels, Resorts & Cruise Lines - 0.3%
Booking Holdings Inc. (a)(b)	97	225,995
Carnival Corp. (a)	1,799	47,746
Expedia Group Inc. (a)	325	55,939
Hilton Worldwide Holdings Inc. (a)	659	79,686
Marriott International Inc., Class A (a)	631	93,457
Norwegian Cruise Line Holdings Ltd. (b)	848	23,396
Royal Caribbean Cruises Ltd. (a)	524	44,860
		571,079
Household Appliances - 0.0% *
Whirlpool Corp. (a)	143	31,510
Household Products - 0.6%
Church & Dwight Company Inc. (a)	555	48,479
Colgate-Palmolive Co. (a)	2,029	159,946
Kimberly-Clark Corp. (a)	795	110,545
The Clorox Co. (a)	305	58,829
The Procter & Gamble Co. (a)	5,770	781,431
		1,159,230
Housewares & Specialties - 0.0% *
Newell Brands Inc. (a)	812	21,745
	Number of Shares	Fair Value
Human Resource & Employment Services - 0.0% *
Robert Half International Inc. (a)	266	$20,767
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (a)	1,042	367,284
Walmart Inc. (a)	3,271	444,300
		811,584
Independent Power Producers & Energy Traders - 0.0% *
The AES Corp. (a)	1,555	41,690
Industrial Conglomerates - 0.5%
3M Co. (a)	1,363	262,623
General Electric Co. (a)	20,719	272,041
Honeywell International Inc. (a)	1,630	353,824
Roper Technologies Inc. (a)	245	98,818
		987,306
Industrial Gases - 0.1%
Air Products & Chemicals Inc. (a)	523	147,141
Industrial Machinery - 0.3%
Dover Corp. (a)	330	45,253
Fortive Corp. (a)	764	53,969
IDEX Corp. (a)	179	37,468
Illinois Tool Works Inc. (a)	682	151,077
Ingersoll Rand Inc. (a)(b)	859	42,271
Otis Worldwide Corp. (a)	956	65,438
Parker-Hannifin Corp. (a)	306	96,522
Snap-on Inc. (a)	129	29,765
Stanley Black & Decker Inc. (a)	381	76,074
Xylem Inc. (a)	443	46,595
		644,432
Industrial REITs - 0.1%
Duke Realty Corp. (a)	880	36,898
Prologis Inc. (a)	1,702	180,412
		217,310
Insurance Brokers - 0.1%
Aon PLC, Class A	410	94,345
Arthur J Gallagher & Co. (a)	467	58,267
Marsh & McLennan Companies Inc. (a)	1,201	146,282
		298,894
Integrated Oil & Gas - 0.5%
Chevron Corp. (a)	4,541	475,852
Exxon Mobil Corp. (a)	9,970	556,625
Occidental Petroleum Corp. (a)	1,926	51,270
		1,083,747
Integrated Telecommunication Services - 0.5%
AT&T Inc. (a)	16,787	508,142
Verizon Communications Inc. (a)	9,700	564,055
		1,072,197
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc. (a)	1,806	167,958
Electronic Arts Inc. (a)	689	93,270

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Take-Two Interactive Software Inc. (a)(b)	261	$46,119
		307,347
Interactive Media & Services - 2.2%
Alphabet Inc., Class C (b)	675	1,396,325
Alphabet Inc., Class A (a)(b)	705	1,454,077
Facebook Inc., Class A (a)(b)	5,639	1,660,855
Twitter Inc. (a)(b)	1,810	115,170
		4,626,427
Internet & Direct Marketing Retail - 1.6%
Amazon.com Inc. (a)(b)	1,001	3,097,174
eBay Inc. (a)	1,550	94,922
Etsy Inc. (a)(b)	300	60,501
		3,252,597
Internet Services & Infrastructure - 0.0% *
Akamai Technologies Inc. (a)(b)	391	39,843
VeriSign Inc. (a)(b)	244	48,497
		88,340
Investment Banking & Brokerage - 0.4%
Morgan Stanley (a)	3,519	273,286
Raymond James Financial Inc. (a)	295	36,155
The Charles Schwab Corp. (a)	3,490	227,478
The Goldman Sachs Group Inc. (a)	813	265,851
		802,770
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A (a)	1,216	94,994
DXC Technology Co. (a)	586	18,319
Gartner Inc. (a)(b)	220	40,161
International Business Machines Corp. (a)	2,105	280,512
		433,986
Leisure Products - 0.0% *
Hasbro Inc. (a)	305	29,317
Life & Health Insurance - 0.2%
Aflac Inc. (a)	1,514	77,486
Globe Life Inc. (a)	236	22,805
Lincoln National Corp. (a)	384	23,912
MetLife Inc. (a)	1,720	104,559
Principal Financial Group Inc. (a)	574	34,417
Prudential Financial Inc. (a)	941	85,725
Unum Group (a)	557	15,501
		364,405
Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc. (a)	714	90,778
Bio-Rad Laboratories Inc., Class A (a)(b)	50	28,558
Illumina Inc. (a)(b)	346	132,885
IQVIA Holdings Inc. (a)(b)	446	86,140
Mettler-Toledo International Inc. (a)(b)	53	61,252
PerkinElmer Inc. (a)	273	35,023
Thermo Fisher Scientific Inc. (a)	923	421,239
	Number of Shares	Fair Value
Waters Corp. (a)(b)	143	$40,636
		896,511
Managed Healthcare - 0.6%
Anthem Inc. (a)	574	206,037
Centene Corp. (a)(b)	1,353	86,470
Humana Inc. (a)	302	126,614
UnitedHealth Group Inc. (a)	2,222	826,740
		1,245,861
Metal & Glass Containers - 0.0% *
Ball Corp. (a)	732	62,030
Movies & Entertainment - 0.7%
Live Nation Entertainment Inc. (a)(b)	300	25,395
Netflix Inc. (a)(b)	1,042	543,570
The Walt Disney Co. (a)(b)	4,241	782,549
		1,351,514
Multi-Line Insurance - 0.1%
American International Group Inc. (a)	1,982	91,588
Assurant Inc. (a)	141	19,990
The Hartford Financial Services Group Inc. (a)	858	57,306
		168,884
Multi-Sector Holdings - 0.6%
Berkshire Hathaway Inc., Class B (a)(b)	4,468	1,141,440
Multi-Utilities - 0.3%
Ameren Corp. (a)	555	45,155
CenterPoint Energy Inc. (a)	1,191	26,976
CMS Energy Corp. (a)	710	43,466
Consolidated Edison Inc. (a)	779	58,269
Dominion Energy Inc. (a)	1,889	143,488
DTE Energy Co. (a)	455	60,579
NiSource Inc. (a)	992	23,917
Public Service Enterprise Group Inc. (a)	1,208	72,734
Sempra Energy (a)	665	88,166
WEC Energy Group Inc. (a)	704	65,887
		628,637
Office REITs - 0.1%
Alexandria Real Estate Equities Inc. (a)	282	46,333
Boston Properties Inc. (a)	355	35,947
Vornado Realty Trust (a)	312	14,162
		96,442
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co. (a)	1,615	34,900
Halliburton Co. (a)	2,163	46,418
NOV Inc. (a)	805	11,045
Schlumberger N.V. (a)	3,350	91,086
		183,449
Oil & Gas Exploration & Production - 0.2%
APA Corp.	921	16,486
Cabot Oil & Gas Corp. (a)	998	18,742
ConocoPhillips (a)	3,224	170,775
Devon Energy Corp. (a)	1,434	31,333
Diamondback Energy Inc. (a)	332	24,399
EOG Resources Inc. (a)	1,384	100,382

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Hess Corp. (a)	635	$44,933
Marathon Oil Corp. (a)	1,599	17,077
Pioneer Natural Resources Co. (a)	478	75,916
		500,043
Oil & Gas Refining & Marketing - 0.1%
HollyFrontier Corp. (a)	360	12,881
Marathon Petroleum Corp. (a)	1,568	83,872
Phillips 66 (a)	1,037	84,557
Valero Energy Corp. (a)	952	68,163
		249,473
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (a)	4,404	73,327
ONEOK Inc. (a)	1,030	52,180
The Williams Companies Inc. (a)	2,731	64,697
		190,204
Packaged Foods & Meats - 0.3%
Campbell Soup Co. (a)	441	22,169
Conagra Brands Inc. (a)	1,126	42,338
General Mills Inc. (a)	1,464	89,773
Hormel Foods Corp. (a)	617	29,480
Kellogg Co. (a)	613	38,803
Lamb Weston Holdings Inc. (a)	340	26,343
McCormick & Company Inc. (a)	584	52,069
Mondelez International Inc., Class A (a)	3,278	191,861
The Hershey Co. (a)	341	53,933
The JM Smucker Co. (a)	257	32,518
The Kraft Heinz Co. (a)	1,563	62,520
Tyson Foods Inc., Class A (a)	707	52,530
		694,337
Paper Packaging - 0.1%
Avery Dennison Corp. (a)	190	34,893
International Paper Co. (a)	899	48,609
Packaging Corporation of America (a)	222	29,855
Sealed Air Corp. (a)	364	16,678
Westrock Co. (a)	616	32,063
		162,098
Personal Products - 0.1%
The Estee Lauder Companies Inc., Class A (a)	536	155,896
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co. (a)	5,297	334,400
Catalent Inc. (a)(b)	400	42,124
Eli Lilly & Co. (a)	1,874	350,101
Johnson & Johnson (a)	6,170	1,014,040
Merck & Company Inc. (a)	5,972	460,381
Pfizer Inc. (a)	12,961	469,577
Viatris Inc. (a)(b)	2,887	40,331
Zoetis Inc. (a)	1,125	177,165
		2,888,119
Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp. (a)	364	37,525
Loews Corp. (a)	511	26,204
The Allstate Corp. (a)	712	81,809
The Progressive Corp. (a)	1,387	132,611
	Number of Shares	Fair Value
The Travelers Companies Inc. (a)	590	$88,736
WR Berkley Corp. (a)	300	22,605
		389,490
Publishing - 0.0% *
News Corp., Class A (a)	1,011	25,710
News Corp., Class B (a)	142	3,331
		29,041
Railroads - 0.4%
CSX Corp. (a)	1,760	169,699
Kansas City Southern (a)	222	58,590
Norfolk Southern Corp. (a)	601	161,381
Union Pacific Corp. (a)	1,570	346,044
		735,714
Real Estate Services - 0.0% *
CBRE Group Inc., Class A (a)(b)	809	64,000
Regional Banks - 0.4%
Citizens Financial Group Inc. (a)	1,001	44,194
Comerica Inc. (a)	266	19,083
Fifth Third Bancorp (a)	1,589	59,508
First Republic Bank (a)	390	65,032
Huntington Bancshares Inc. (a)	2,416	37,979
KeyCorp (a)	2,372	47,393
M&T Bank Corp. (a)	299	45,331
People's United Financial Inc. (a)	850	15,215
Regions Financial Corp. (a)	2,297	47,456
SVB Financial Group (a)(b)	116	57,265
The PNC Financial Services Group Inc. (a)	1,002	175,761
Truist Financial Corp. (a)	3,177	185,283
Zions Bancorp NA (a)	352	19,346
		818,846
Research & Consulting Services - 0.1%
Equifax Inc. (a)	279	50,536
Jacobs Engineering Group Inc. (a)	308	39,815
Leidos Holdings Inc. (a)	292	28,114
Nielsen Holdings PLC	801	20,145
Verisk Analytics Inc. (a)	364	64,315
		202,925
Residential REITs - 0.1%
AvalonBay Communities Inc. (a)	316	58,305
Equity Residential (a)	824	59,023
Essex Property Trust Inc. (a)	148	40,232
Mid-America Apartment Communities Inc. (a)	283	40,854
UDR Inc. (a)	717	31,448
		229,862
Restaurants - 0.5%
Chipotle Mexican Grill Inc. (a)(b)	65	92,353
Darden Restaurants Inc. (a)	313	44,446
Domino's Pizza Inc. (a)	88	32,366
McDonald's Corp. (a)	1,758	394,038
Starbucks Corp. (a)	2,771	302,787

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Yum! Brands Inc. (a)	718	$77,673
		943,663
Retail REITs - 0.1%
Federal Realty Investment Trust (a)	177	17,957
Kimco Realty Corp. (a)	1,110	20,812
Realty Income Corp. (a)	780	49,530
Regency Centers Corp. (a)	400	22,684
Simon Property Group Inc. (a)	764	86,920
		197,903
Semiconductor Equipment - 0.3%
Applied Materials Inc. (a)	2,162	288,843
Enphase Energy Inc. (a)(b)	300	48,648
KLA Corp. (a)	361	119,274
Lam Research Corp. (a)	335	199,406
Teradyne Inc. (a)	400	48,672
		704,843
Semiconductors - 1.7%
Advanced Micro Devices Inc. (a)(b)	2,843	223,175
Analog Devices Inc. (a)	602	93,358
Broadcom Inc. (a)	954	442,332
Intel Corp. (a)	9,480	606,720
Maxim Integrated Products Inc. (a)	1,066	97,400
Microchip Technology Inc. (a)	607	94,219
Micron Technology Inc. (a)(b)	2,612	230,405
Monolithic Power Systems Inc. (a)	100	35,321
NVIDIA Corp. (a)	1,459	779,004
Qorvo Inc. (a)(b)	259	47,319
QUALCOMM Inc. (a)	2,670	354,015
Skyworks Solutions Inc. (a)	404	74,126
Texas Instruments Inc. (a)	2,167	409,541
Xilinx Inc. (a)	550	68,145
		3,555,080
Soft Drinks - 0.5%
Monster Beverage Corp. (a)(b)	877	79,886
PepsiCo Inc. (a)	3,235	457,591
The Coca-Cola Co. (a)	9,133	481,400
		1,018,877
Specialized REITs - 0.5%
American Tower Corp. (a)	1,050	251,013
Crown Castle International Corp. (a)	1,021	175,745
Digital Realty Trust Inc. (a)	649	91,405
Equinix Inc. (a)	211	143,393
Extra Space Storage Inc. (a)	320	42,416
Iron Mountain Inc. (a)	705	26,092
Public Storage (a)	361	89,080
SBA Communications Corp. (a)	258	71,608
Weyerhaeuser Co. (a)	1,783	63,475
		954,227
Specialty Chemicals - 0.3%
Albemarle Corp. (a)	252	36,820
Celanese Corp. (a)	266	39,850
DuPont de Nemours Inc. (a)	1,240	95,827
Ecolab Inc. (a)	588	125,873
International Flavors & Fragrances Inc. (a)	576	80,415
	Number of Shares	Fair Value
PPG Industries Inc. (a)	561	$84,296
The Sherwin-Williams Co. (a)	189	139,484
		602,565
Specialty Stores - 0.0% *
Tractor Supply Co. (a)	285	50,468
Ulta Beauty Inc. (a)(b)	135	41,738
		92,206
Steel - 0.0% *
Nucor Corp. (a)	736	59,079
Systems Software - 2.3%
Fortinet Inc. (a)(b)	300	55,326
Microsoft Corp. (a)	17,673	4,166,763
NortonLifeLock Inc. (a)	1,323	28,127
Oracle Corp. (a)	4,309	302,362
ServiceNow Inc. (a)(b)	461	230,551
		4,783,129
Technology Distributors - 0.0% *
CDW Corp. (a)	325	53,869
Technology Hardware, Storage & Peripherals - 2.3%
Apple Inc. (a)	36,977	4,516,740
Hewlett Packard Enterprise Co. (a)	3,163	49,786
HP Inc. (a)	2,979	94,583
NetApp Inc. (a)	467	33,937
Seagate Technology PLC	448	34,384
Western Digital Corp. (a)	744	49,662
		4,779,092
Tobacco - 0.3%
Altria Group Inc. (a)	4,363	223,211
Philip Morris International Inc. (a)	3,676	326,208
		549,419
Trading Companies & Distributors - 0.1%
Fastenal Co. (a)	1,287	64,710
United Rentals Inc. (a)(b)	174	57,300
WW Grainger Inc. (a)	106	42,499
		164,509
Trucking - 0.0% *
JB Hunt Transport Services Inc. (a)	207	34,790
Old Dominion Freight Line Inc. (a)	217	52,169
		86,959
Water Utilities - 0.0% *
American Water Works Company Inc. (a)	435	65,215
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)(b)	1,380	172,900
Total Common Stock (Cost $48,241,231)		76,740,634

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Preferred Stock - 0.0% *
Banks - 0.0%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (d)	1,469	$39,369
Total Preferred Stock (Cost $36,725)		39,369
Total Domestic Equity (Cost $48,277,956)		76,780,003
Foreign Equity - 1.0%
Common Stock - 1.0%
Auto Parts & Equipment - 0.0% *
Aptiv PLC	629	86,739
Building Products - 0.1%
Allegion PLC	227	28,516
Trane Technologies PLC	570	94,369
		122,885
Consumer Electronics - 0.0% *
Garmin Ltd.	351	46,279
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	773	99,802
Healthcare Equipment - 0.2%
Medtronic PLC	3,177	375,299
Industrial Gases - 0.2%
Linde PLC	1,226	343,452
Industrial Machinery - 0.0%
Pentair PLC	418	26,050
Insurance Brokers - 0.0%
Willis Towers Watson PLC	432	98,876
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (a)	1,495	412,994
Paper Packaging - 0.0%
Amcor PLC	3,685	43,041
Pharmaceuticals - 0.0%
Perrigo Company PLC	320	12,950
Property & Casualty Insurance - 0.1%
Chubb Ltd.	1,067	168,554
Reinsurance - 0.0% *
Everest Re Group Ltd. (a)	94	23,294
Research & Consulting Services - 0.0%
IHS Markit Ltd.	868	84,005
Semiconductors - 0.1%
NXP Semiconductors NV	630	126,844
Total Common Stock (Cost $1,333,753)		2,071,064
Total Foreign Equity (Cost $1,333,753)		2,071,064

	Principal Amount
Bonds and Notes - 35.9%
U.S. Treasuries - 8.3%
U.S. Treasury Bonds
1.13% 05/15/40	$1,163,000	950,026
1.25% 05/15/50	291,000	219,932
	Principal Amount	Fair Value
2.25% 08/15/46	$587,000	$570,399
3.00% 08/15/48	1,527,600	1,716,402
U.S. Treasury Notes
0.13% 07/15/23 - 12/15/23	1,638,000	1,631,326
0.25% 07/31/25	1,540,200	1,506,508
0.38% 01/31/26	1,712,000	1,669,334
0.63% 08/15/30	1,746,900	1,583,401
0.75% 01/31/28	5,185,000	4,971,119
1.38% 01/31/22	2,227,000	2,251,097
		17,069,544
Agency Mortgage Backed - 9.0%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	2,143,084	2,261,889
4.50% 06/01/33 - 02/01/35	1,634	1,842
5.00% 07/01/35	10,901	12,443
5.50% 01/01/38 - 04/01/39	20,296	23,343
6.00% 06/01/33 - 11/01/37	49,085	56,594
6.50% 11/01/28	601	681
7.00% 06/01/29 - 08/01/36	11,416	13,295
7.50% 09/01/33	1,011	1,126
8.00% 07/01/26 - 11/01/30	1,367	1,548
8.50% 04/01/30	3,697	4,635
Federal National Mortgage Assoc.
2.50% 02/01/51 - 03/01/51	4,018,118	4,142,511
3.00% 03/01/50	441,631	461,146
3.50% 08/01/45 - 01/01/48	1,036,975	1,109,612
4.00% 01/01/41 - 01/01/50	1,103,897	1,199,859
4.50% 07/01/33 - 12/01/48	497,213	550,556
5.00% 03/01/34 - 05/01/39	33,322	37,976
5.50% 07/01/33 - 01/01/39	74,293	84,765
6.00% 02/01/29 - 05/01/41	246,336	284,353
6.50% 10/01/28 - 08/01/36	7,153	7,962
7.00% 05/01/33 - 12/01/33	506	557
7.50% 12/01/26 - 03/01/33	3,638	4,174
8.00% 06/01/24 - 12/01/30	3,063	3,150
9.00% 12/01/22	67	68
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35% 04/01/37 (d)	429	439
Federal National Mortgage Assoc. TBA
2.00% 04/01/36 - 04/01/51 (e)	3,649,266	3,736,352
Government National Mortgage Assoc.
3.00% 12/20/42 - 05/20/45	2,307,692	2,444,856
3.50% 08/20/48	512,598	544,216
4.00% 01/20/41 - 04/20/43	186,969	206,243
4.50% 08/15/33 - 03/20/41	76,855	86,115
5.00% 08/15/33	4,284	4,730
6.00% 07/15/33 - 04/15/34	5,145	5,920
6.50% 04/15/28 - 07/15/36	8,305	9,442
7.00% 04/15/28 - 10/15/36	2,640	2,945
7.50% 07/15/23 - 04/15/28	5,059	5,321
8.00% 05/15/30	151	165
9.00% 12/15/21	8	8
Government National Mortgage Assoc. TBA
2.50% 04/01/51 (e)	1,244,000	1,283,410
		18,594,247

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (d)(f)	$105,395	$393
2.51% 07/25/29	224,000	236,116
4.05% 09/25/28 (d)	71,000	82,493
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (f)	15,853	592
5.50% 06/15/33 (f)	3,649	573
7.50% 07/15/27 (f)	3,204	466
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.49% 08/15/25 (d)(f)	3,806	67
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (g)	134	127
8.00% 02/01/23 - 07/01/24 (f)	327	30
Federal National Mortgage Assoc. REMIC
1.11% 12/25/42 (d)(f)	22,600	772
5.00% 09/25/40 (f)	11,255	1,176
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.89% 07/25/38 (d)(f)	5,413	720
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.44% 11/25/41 (d)(f)	785,801	155,518
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (f)	8,108	1,247
5.00% 03/25/38 - 05/25/38 (f)	5,079	942
5.50% 12/25/33 (f)	1,771	281
6.00% 01/25/35 (f)	4,858	928
7.50% 11/25/23 (f)	2,100	147
8.00% 08/25/23 - 07/25/24 (f)	598	57
8.50% 07/25/22 (f)**	13	—
9.00% 05/25/22 (f)**	9	—
		482,645
Asset Backed - 0.6%
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24	126,000	127,668
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (h)	100,000	100,310
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (h)	137,000	142,893
Ford Credit Auto Owner Trust
0.56% 10/15/24	301,000	302,017
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22	33,555	33,664
Santander Retail Auto Lease Trust 2019-B
2.30% 01/20/23 (h)	386,000	391,039
Securitized Term Auto Receivables Trust 2018-1
3.30% 11/25/22 (h)	92,177	93,042
		1,190,633
	Principal Amount	Fair Value
Corporate Notes - 14.1%
3M Co.
3.13% 09/19/46	$31,000	$30,747
7-Eleven Inc.
0.95% 02/10/26 (h)	151,000	147,042
2.50% 02/10/41 (h)	29,000	26,319
2.80% 02/10/51 (h)	21,000	18,836
Abbott Laboratories
3.75% 11/30/26	21,000	23,569
4.90% 11/30/46	17,000	22,121
AbbVie Inc.
2.60% 11/21/24	41,000	43,259
2.95% 11/21/26	22,000	23,419
3.20% 05/14/26 - 11/21/29	67,000	71,558
3.25% 10/01/22	22,000	22,740
3.45% 03/15/22	53,000	54,224
4.05% 11/21/39	18,000	20,066
4.25% 11/21/49	27,000	30,563
4.63% 10/01/42	3,000	3,512
4.70% 05/14/45	6,000	7,109
4.88% 11/14/48	7,000	8,558
5.00% 12/15/21	58,000	59,154
Advance Auto Parts Inc.
3.90% 04/15/30	74,000	80,366
Aetna Inc.
3.50% 11/15/24	23,000	24,853
Aircastle Ltd.
4.25% 06/15/26	27,000	28,432
Alexandria Real Estate Equities Inc.
1.88% 02/01/33	18,000	16,323
4.70% 07/01/30	12,000	13,964
Alibaba Group Holding Ltd.
3.40% 12/06/27	250,000	268,072
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (h)	32,000	32,863
2.95% 01/25/30 (h)	19,000	19,393
3.80% 01/25/50 (h)	13,000	13,118
Ally Financial Inc.
5.75% 11/20/25	28,000	31,814
Alphabet Inc.
1.10% 08/15/30	84,000	77,276
Altria Group Inc.
3.40% 05/06/30 - 02/04/41	89,000	88,031
4.00% 02/04/61	23,000	21,376
4.25% 08/09/42	2,000	2,032
4.45% 05/06/50	11,000	11,381
4.50% 05/02/43	11,000	11,587
Amazon.com Inc.
1.50% 06/03/30	12,000	11,427
2.50% 06/03/50	56,000	50,116
2.70% 06/03/60	13,000	11,571
3.15% 08/22/27	10,000	10,932
4.05% 08/22/47	9,000	10,487
4.25% 08/22/57	7,000	8,423
Ameren Corp.
2.50% 09/15/24	61,000	64,190
3.65% 02/15/26	14,000	15,283
American Campus Communities Operating Partnership LP
4.13% 07/01/24	12,000	13,118
American Electric Power Company Inc.
2.30% 03/01/30	13,000	12,672
3.25% 03/01/50	11,000	10,228

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
American Express Co.
3.00% 10/30/24	$139,000	$149,292
American International Group Inc.
4.25% 03/15/29	58,000	65,311
4.50% 07/16/44	41,000	46,670
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (d)	4,000	4,463
American Tower Corp.
1.50% 01/31/28	142,000	135,604
2.90% 01/15/30	17,000	17,353
3.70% 10/15/49	10,000	10,113
3.80% 08/15/29	43,000	46,864
American Water Capital Corp.
2.95% 09/01/27	20,000	21,317
Amgen Inc.
3.15% 02/21/40	31,000	30,902
3.38% 02/21/50	7,000	6,966
4.56% 06/15/48	13,000	15,490
4.66% 06/15/51	7,000	8,521
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26	63,000	69,238
4.70% 02/01/36	12,000	14,072
4.90% 02/01/46	49,000	58,235
Anheuser-Busch InBev Worldwide Inc.
3.50% 06/01/30	24,000	25,990
4.00% 04/13/28	10,000	11,149
4.35% 06/01/40	19,000	21,420
4.38% 04/15/38	31,000	35,254
4.60% 04/15/48	24,000	27,516
4.75% 04/15/58	13,000	15,013
5.55% 01/23/49	27,000	34,819
Anthem Inc.
2.88% 09/15/29	11,000	11,412
3.30% 01/15/23	19,000	19,954
3.60% 03/15/51	21,000	21,766
3.70% 09/15/49	11,000	11,480
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (d)(h)	31,000	31,767
Apple Inc.
2.20% 09/11/29	20,000	20,206
2.65% 02/08/51	36,000	32,943
2.80% 02/08/61	29,000	26,077
2.95% 09/11/49	13,000	12,558
3.35% 02/09/27	12,000	13,192
3.45% 02/09/45	32,000	34,056
3.85% 08/04/46	29,000	32,635
Applied Materials Inc.
4.35% 04/01/47	13,000	15,553
Aptiv PLC
4.40% 10/01/46	13,000	13,874
Archer-Daniels-Midland Co.
2.50% 08/11/26	13,000	13,710
Ares Capital Corp.
3.25% 07/15/25	134,000	138,299
Ascension Health
4.85% 11/15/53	13,000	17,384
	Principal Amount	Fair Value
AstraZeneca PLC
4.00% 01/17/29	$10,000	$11,219
4.38% 08/17/48	8,000	9,424
AT&T Inc.
1.70% 03/25/26	188,000	188,017
2.30% 06/01/27	157,000	160,065
2.75% 06/01/31	88,000	87,667
3.30% 02/01/52	21,000	19,048
3.85% 06/01/60	81,000	77,507
4.35% 03/01/29	50,000	56,512
4.45% 04/01/24	15,000	16,477
4.50% 05/15/35	23,000	25,929
4.55% 03/09/49	13,000	14,258
4.75% 05/15/46	11,000	12,613
4.80% 06/15/44	13,000	14,828
4.85% 03/01/39	26,000	30,214
5.15% 11/15/46	3,000	3,643
5.25% 03/01/37	13,000	15,703
5.35% 12/15/43	24,000	27,504
5.45% 03/01/47	14,000	17,508
Athene Holding Ltd.
4.13% 01/12/28	15,000	16,316
6.15% 04/03/30	31,000	37,857
Avangrid Inc.
3.15% 12/01/24	33,000	35,504
Avery Dennison Corp.
2.65% 04/30/30	9,000	9,046
Bain Capital Specialty Finance Inc.
2.95% 03/10/26	55,000	54,446
Bank of America Corp.
3.25% 10/21/27	42,000	45,162
3.95% 04/21/25	23,000	25,214
4.18% 11/25/27	35,000	38,934
4.25% 10/22/26	40,000	44,804
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59% 04/29/31 (d)	226,000	225,286
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (d)	52,000	55,751
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (d)	55,000	59,880
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71% 04/24/28 (d)	41,000	44,861
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (d)	13,000	14,151
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (d)	29,000	32,874
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (d)	22,000	24,802

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30% 12/31/99 (d)	$46,000	$46,148
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (d)	24,000	28,039
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (d)	49,000	53,024
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,573
BAT Capital Corp.
2.26% 03/25/28	13,000	12,786
2.73% 03/25/31	33,000	32,073
3.98% 09/25/50	19,000	17,840
4.39% 08/15/37	22,000	23,095
4.54% 08/15/47	13,000	13,105
4.70% 04/02/27	118,000	132,928
4.91% 04/02/30	20,000	22,815
BAT International Finance PLC
1.67% 03/25/26	16,000	15,834
Baxter International Inc.
3.95% 04/01/30 (h)	8,000	9,002
Baylor Scott & White Holdings
2.84% 11/15/50	5,000	4,725
Becton Dickinson & Co.
2.89% 06/06/22	24,000	24,624
3.70% 06/06/27	28,000	30,862
3.73% 12/15/24	3,000	3,277
4.67% 06/06/47	4,000	4,780
4.69% 12/15/44	2,000	2,382
Berkshire Hathaway Energy Co.
3.25% 04/15/28	12,000	12,978
3.70% 07/15/30	22,000	24,379
3.80% 07/15/48	10,000	10,720
4.25% 10/15/50	18,000	20,749
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	40,000	37,466
2.85% 10/15/50	35,000	32,378
4.25% 01/15/49	32,000	37,031
Berkshire Hathaway Inc.
4.50% 02/11/43	4,000	4,831
Berry Global Inc.
4.88% 07/15/26 (h)	55,000	58,175
BHP Billiton Finance USA Ltd.
5.00% 09/30/43	3,000	3,877
Biogen Inc.
2.25% 05/01/30	10,000	9,619
3.15% 05/01/50	3,000	2,759
Block Financial LLC
3.88% 08/15/30	11,000	11,335
Boardwalk Pipelines LP
4.80% 05/03/29	19,000	21,049
Boston Scientific Corp.
4.70% 03/01/49	10,000	12,125
BP Capital Markets America Inc.
3.00% 02/24/50	24,000	21,936
3.02% 01/16/27	45,000	48,079
	Principal Amount	Fair Value
3.38% 02/08/61	$50,000	$46,385
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	36,000	38,582
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 12/31/99 (d)	43,000	45,635
Brighthouse Financial Inc.
3.70% 06/22/27	3,000	3,171
Bristol-Myers Squibb Co.
2.35% 11/13/40	12,000	10,913
2.55% 11/13/50	17,000	15,133
3.20% 06/15/26	13,000	14,158
3.40% 07/26/29	17,000	18,570
3.45% 11/15/27	2,000	2,202
4.13% 06/15/39	14,000	16,289
4.25% 10/26/49	14,000	16,491
4.35% 11/15/47	3,000	3,566
4.55% 02/20/48	6,000	7,327
Brixmor Operating Partnership LP
2.25% 04/01/28	50,000	49,058
3.90% 03/15/27	12,000	13,061
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88% 01/15/27	64,000	69,439
Broadcom Inc.
3.15% 11/15/25	46,000	49,003
3.42% 04/15/33	8,000	7,999
4.15% 11/15/30	70,000	75,528
4.30% 11/15/32	16,000	17,416
Brown-Forman Corp.
4.00% 04/15/38	3,000	3,386
Bunge Limited Finance Corp.
3.75% 09/25/27	7,000	7,671
Burlington Northern Santa Fe LLC
4.15% 12/15/48	15,000	17,132
4.55% 09/01/44	26,000	31,107
Cameron LNG LLC
3.30% 01/15/35 (h)	9,000	9,230
Canadian Natural Resources Ltd.
3.85% 06/01/27	19,000	20,569
4.95% 06/01/47	4,000	4,635
Cantor Fitzgerald LP
4.88% 05/01/24 (h)	62,000	68,515
Capital One Financial Corp.
3.75% 07/28/26	37,000	40,173
Cardinal Health Inc.
2.62% 06/15/22	10,000	10,237
3.08% 06/15/24	8,000	8,510
Carrier Global Corp.
2.72% 02/15/30	39,000	39,366
3.38% 04/05/40	13,000	12,997
3.58% 04/05/50	18,000	17,743
Caterpillar Inc.
3.25% 09/19/49 - 04/09/50	58,000	59,390
3.80% 08/15/42	4,000	4,504
Centene Corp.
3.38% 02/15/30	35,000	35,340
4.25% 12/15/27	112,000	117,724
5.38% 08/15/26 (h)	174,000	183,845

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
CenterPoint Energy Inc.
2.50% 09/01/22	$62,000	$63,655
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	31,000	29,426
3.70% 04/01/51	47,000	43,929
4.46% 07/23/22	83,000	86,536
4.80% 03/01/50	10,000	10,767
4.91% 07/23/25	122,000	138,454
5.05% 03/30/29	36,000	41,400
5.75% 04/01/48	26,000	31,540
6.38% 10/23/35	3,000	3,887
6.48% 10/23/45	5,000	6,554
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	101,000	115,144
Chevron Corp.
2.24% 05/11/30	9,000	8,971
2.98% 05/11/40	13,000	12,914
3.08% 05/11/50	10,000	9,667
Chevron USA Inc.
3.85% 01/15/28	37,000	41,246
3.90% 11/15/24	15,000	16,526
4.20% 10/15/49	9,000	10,314
5.05% 11/15/44	4,000	5,101
Choice Hotels International Inc.
3.70% 01/15/31	22,000	23,099
Chubb INA Holdings Inc.
4.35% 11/03/45	12,000	14,261
Cigna Corp.
2.40% 03/15/30	19,000	18,821
3.25% 04/15/25	17,000	18,257
3.40% 03/01/27 - 03/15/51	33,000	33,749
3.75% 07/15/23	6,000	6,413
3.88% 10/15/47	7,000	7,491
4.13% 11/15/25	32,000	35,698
4.38% 10/15/28	12,000	13,735
4.80% 08/15/38	10,000	12,002
4.90% 12/15/48	5,000	6,126
Cisco Systems Inc.
5.90% 02/15/39	12,000	16,951
Citigroup Inc.
4.75% 05/18/46	14,000	16,590
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	65,000	67,228
CitiGroup Inc.
4.13% 07/25/28	191,000	210,809
4.45% 09/29/27	21,000	23,619
4.65% 07/23/48	29,000	35,573
CitiGroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68% 05/15/24 (d)	130,000	132,700
CitiGroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (d)	136,000	140,072
CitiGroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (d)	12,000	13,012
	Principal Amount	Fair Value
CitiGroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 12/31/99 (d)	$55,000	$55,448
Citrix Systems Inc.
1.25% 03/01/26	105,000	103,482
CME Group Inc.
3.75% 06/15/28	13,000	14,472
CMS Energy Corp.
4.88% 03/01/44	25,000	29,939
CNA Financial Corp.
3.45% 08/15/27	9,000	9,823
3.90% 05/01/29	19,000	20,988
CNH Industrial Capital LLC
1.95% 07/02/23	41,000	42,114
4.88% 04/01/21	16,000	16,000
CNOOC Petroleum North America ULC
6.40% 05/15/37	8,000	10,460
Comcast Corp.
2.65% 08/15/62	13,000	11,055
2.80% 01/15/51	18,000	16,502
3.10% 04/01/25	63,000	67,971
3.20% 07/15/36	16,000	16,688
3.25% 11/01/39	31,000	31,966
3.38% 08/15/25	104,000	113,329
3.45% 02/01/50	13,000	13,353
3.97% 11/01/47	39,000	43,672
4.15% 10/15/28	25,000	28,590
4.60% 08/15/45	12,000	14,586
4.70% 10/15/48	12,000	14,827
CommonSpirit Health
4.35% 11/01/42	24,000	26,487
Conagra Brands Inc.
5.30% 11/01/38	11,000	13,604
5.40% 11/01/48	9,000	11,525
ConocoPhillips
3.75% 10/01/27 (h)	5,000	5,521
4.30% 08/15/28 (h)	20,000	22,658
4.88% 10/01/47 (h)	8,000	9,773
ConocoPhillips Co.
4.30% 11/15/44	17,000	19,374
Consolidated Edison Company of New York Inc.
2.90% 12/01/26	24,000	25,467
3.35% 04/01/30	8,000	8,588
3.88% 06/15/47	12,000	12,698
3.95% 04/01/50	13,000	14,092
Constellation Brands Inc.
3.15% 08/01/29	45,000	47,139
3.70% 12/06/26	39,000	42,831
4.50% 05/09/47	13,000	14,812
Continental Resources Inc.
3.80% 06/01/24	158,000	161,849
4.50% 04/15/23	96,000	99,252
Corning Inc.
4.38% 11/15/57	11,000	12,039
Corporate Nacional del Cobre de Chile
3.15% 01/15/51 (h)	85,000	78,033
Corporate Office Properties LP
2.25% 03/15/26	26,000	26,466
2.75% 04/15/31	21,000	20,303
Costco Wholesale Corp.
1.75% 04/20/32	39,000	37,172

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Crown Castle International Corp.
3.30% 07/01/30	$122,000	$127,502
4.15% 07/01/50	26,000	27,739
5.20% 02/15/49	12,000	14,599
CSX Corp.
4.50% 03/15/49 - 08/01/54	30,000	35,199
CubeSmart LP
4.38% 02/15/29	26,000	29,022
Cummins Inc.
1.50% 09/01/30	22,000	20,455
2.60% 09/01/50	22,000	19,663
CVS Health Corp.
3.00% 08/15/26	21,000	22,437
3.25% 08/15/29	19,000	20,109
3.63% 04/01/27	19,000	20,862
3.88% 07/20/25	14,000	15,473
4.25% 04/01/50	3,000	3,374
4.30% 03/25/28	7,000	7,946
4.78% 03/25/38	23,000	27,159
5.00% 12/01/24	21,000	23,832
5.13% 07/20/45	8,000	9,833
5.30% 12/05/43	20,000	25,000
Dell International LLC/EMC Corp.
4.00% 07/15/24 (h)	28,000	30,409
5.45% 06/15/23 (h)	15,000	16,393
6.02% 06/15/26 (h)	5,000	5,916
8.10% 07/15/36 (h)	2,000	2,931
8.35% 07/15/46 (h)	3,000	4,566
Deutsche Telekom International Finance BV
2.49% 09/19/23 (h)	150,000	156,035
Devon Energy Corp.
5.00% 06/15/45	6,000	6,567
DH Europe Finance II Sarl
2.60% 11/15/29	17,000	17,371
3.25% 11/15/39	12,000	12,249
3.40% 11/15/49	5,000	5,082
Diamondback Energy Inc.
2.88% 12/01/24	31,000	32,708
3.13% 03/24/31	50,000	49,944
3.25% 12/01/26	18,000	18,957
3.50% 12/01/29	14,000	14,551
4.40% 03/24/51	30,000	30,745
Digital Realty Trust LP
3.60% 07/01/29	35,000	37,787
Discovery Communications LLC
2.95% 03/20/23	32,000	33,425
3.95% 03/20/28	34,000	37,132
4.95% 05/15/42	4,000	4,538
5.00% 09/20/37	8,000	9,329
Dollar General Corp.
3.50% 04/03/30	51,000	55,041
4.13% 04/03/50	16,000	17,735
Dollar Tree Inc.
4.00% 05/15/25	96,000	105,992
Dominion Energy Inc.
3.07% 08/15/24 (i)	23,000	24,542
3.38% 04/01/30	30,000	31,959
Dover Corp.
2.95% 11/04/29	22,000	23,086
DTE Energy Co.
2.85% 10/01/26	32,000	33,937
3.85% 12/01/23	16,000	17,218
	Principal Amount	Fair Value
Duke Energy Carolinas LLC
3.95% 03/15/48	$12,000	$13,219
Duke Energy Corp.
3.55% 09/15/21	16,000	16,100
3.75% 09/01/46	2,000	2,023
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (d)	40,000	42,318
Duke Energy Progress LLC
4.15% 12/01/44	19,000	21,548
Duke Realty LP
3.05% 03/01/50	8,000	7,385
3.25% 06/30/26	12,000	12,986
3.38% 12/15/27	7,000	7,634
DuPont de Nemours Inc.
2.17% 05/01/23	36,000	36,168
5.32% 11/15/38	9,000	11,295
5.42% 11/15/48	9,000	11,730
Duquesne Light Holdings Inc.
3.62% 08/01/27 (h)	26,000	28,143
Eastman Chemical Co.
3.50% 12/01/21	20,000	20,404
3.60% 08/15/22	7,000	7,247
4.65% 10/15/44	19,000	22,082
Eaton Corp.
3.10% 09/15/27	12,000	12,942
Ecolab Inc.
1.30% 01/30/31	24,000	21,943
2.13% 08/15/50	20,000	16,344
Edison International
4.95% 04/15/25	44,000	49,164
5.75% 06/15/27	8,000	9,344
EI du Pont de Nemours & Co.
2.30% 07/15/30	100,000	99,789
Electronic Arts Inc.
1.85% 02/15/31	50,000	47,194
2.95% 02/15/51	21,000	19,373
Eli Lilly & Co.
3.95% 03/15/49	14,000	15,919
Emera US Finance LP
4.75% 06/15/46	4,000	4,478
Emerson Electric Co.
1.80% 10/15/27	97,000	97,409
2.75% 10/15/50	10,000	9,246
Empower Finance 2020 LP
1.36% 09/17/27 (h)	35,000	33,825
1.78% 03/17/31 (h)	46,000	42,897
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	4,772
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (d)	61,000	65,473
Energy Transfer Operating LP
4.25% 03/15/23	19,000	20,048
4.50% 04/15/24	26,000	28,334
4.95% 06/15/28	9,000	10,074
5.30% 04/15/47	21,000	21,998
6.13% 12/15/45	5,000	5,722
6.50% 02/01/42	13,000	15,507
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 12/31/99 (d)	85,000	81,655

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23	$15,000	$16,153
Entergy Louisiana LLC
4.00% 03/15/33	11,000	12,530
Enterprise Products Operating LLC
4.25% 02/15/48	40,000	42,579
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (d)	9,000	9,052
EOG Resources Inc.
4.15% 01/15/26	6,000	6,746
4.38% 04/15/30	22,000	25,294
4.95% 04/15/50	10,000	12,242
5.10% 01/15/36	10,000	11,859
Equinix Inc.
1.25% 07/15/25	36,000	35,706
2.15% 07/15/30	30,000	28,489
Equinor ASA
3.25% 11/18/49	15,000	14,708
ERP Operating LP
4.50% 07/01/44	11,000	13,035
Essex Portfolio LP
2.65% 03/15/32	11,000	10,822
Eversource Energy
3.45% 01/15/50	22,000	22,092
Exelon Corp.
3.50% 06/01/22	20,000	20,627
4.05% 04/15/30	31,000	34,471
4.45% 04/15/46	19,000	21,827
4.70% 04/15/50	19,000	22,784
Expedia Group Inc.
2.95% 03/15/31 (h)	25,000	24,640
Exxon Mobil Corp.
2.61% 10/15/30	40,000	40,724
3.45% 04/15/51	30,000	30,239
FedEx Corp.
3.80% 05/15/25	103,000	113,564
4.10% 02/01/45	49,000	52,825
Fidelity National Information Services Inc.
0.60% 03/01/24	50,000	49,731
1.65% 03/01/28	29,000	28,328
2.25% 03/01/31	33,000	32,420
3.10% 03/01/41	8,000	7,867
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	23,000	24,389
Fiserv Inc.
3.50% 07/01/29	56,000	60,397
4.40% 07/01/49	8,000	9,240
Florida Power & Light Co.
2.85% 04/01/25	46,000	49,076
4.13% 02/01/42	14,000	16,133
Flowers Foods Inc.
2.40% 03/15/31	29,000	28,296
Ford Motor Co.
4.35% 12/08/26	38,000	40,012
Fox Corp.
3.50% 04/08/30	42,000	44,765
GA Global Funding Trust
1.63% 01/15/26 (h)	71,000	70,926
	Principal Amount	Fair Value
General Dynamics Corp.
4.25% 04/01/40 - 04/01/50	$68,000	$80,204
General Mills Inc.
2.88% 04/15/30	51,000	52,648
3.00% 02/01/51 (h)	31,000	28,999
General Motors Co.
5.20% 04/01/45	3,000	3,455
5.40% 10/02/23 - 04/01/48	15,000	17,397
6.13% 10/01/25	85,000	100,129
6.80% 10/01/27	13,000	16,163
General Motors Financial Company Inc.
1.25% 01/08/26	85,000	83,428
2.35% 01/08/31	22,000	21,016
3.45% 01/14/22 - 04/10/22	131,000	133,959
3.55% 04/09/21	55,000	55,019
4.20% 11/06/21	101,000	103,178
5.25% 03/01/26	47,000	53,855
Georgia-Pacific LLC
1.75% 09/30/25 (h)	45,000	45,774
3.60% 03/01/25 (h)	35,000	37,898
Gilead Sciences Inc.
1.20% 10/01/27	13,000	12,453
1.65% 10/01/30	11,000	10,312
2.60% 10/01/40	14,000	12,877
2.80% 10/01/50	22,000	19,592
2.95% 03/01/27	3,000	3,190
3.50% 02/01/25	12,000	12,999
3.65% 03/01/26	12,000	13,186
4.15% 03/01/47	13,000	14,454
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	25,000	26,563
3.63% 05/15/25	25,000	27,466
GlaxoSmithKline Capital PLC
3.38% 06/01/29	22,000	24,053
Glencore Finance Canada Ltd.
4.95% 11/15/21 (h)	16,000	16,437
Graphic Packaging International LLC
1.51% 04/15/26 (h)	55,000	54,611
Gray Oak Pipeline LLC
2.00% 09/15/23 (h)	68,000	69,233
2.60% 10/15/25 (h)	46,000	46,732
Halliburton Co.
3.80% 11/15/25	2,000	2,201
5.00% 11/15/45	10,000	11,105
HCA Inc.
4.13% 06/15/29	13,000	14,401
4.50% 02/15/27	21,000	23,565
Health Care Service Corp.
2.20% 06/01/30 (h)	55,000	54,051
3.20% 06/01/50 (h)	11,000	10,454
Healthcare Trust of America Holdings LP
2.00% 03/15/31	18,000	16,782
Hess Corp.
5.60% 02/15/41	3,000	3,465
5.80% 04/01/47	2,000	2,376
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,916
Highwoods Realty LP
4.13% 03/15/28	13,000	14,108
4.20% 04/15/29	27,000	29,433
Honeywell International Inc.
2.70% 08/15/29	24,000	25,120

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01% 09/22/28 (d)	$250,000	$245,605
Huntington Bancshares Inc.
2.55% 02/04/30	35,000	35,053
Hyundai Capital America
1.30% 01/08/26 (h)	85,000	82,897
3.10% 04/05/22 (h)	12,000	12,275
ING Groep N.V. (1.02% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.02% 04/01/27 (d)(e)	200,000	200,340
ING Groep N.V. (2.73% fixed rate until 04/01/31; 1.12% + SOFR thereafter)
2.73% 04/01/32 (d)(e)	200,000	199,816
Ingredion Inc.
2.90% 06/01/30	16,000	16,358
3.90% 06/01/50	9,000	9,566
Intel Corp.
2.45% 11/15/29	41,000	41,960
2.60% 05/19/26	34,000	36,102
2.88% 05/11/24	14,000	14,958
3.10% 02/15/60	18,000	17,039
Intercontinental Exchange Inc.
1.85% 09/15/32	12,000	10,982
2.65% 09/15/40	12,000	11,101
3.00% 09/15/60	22,000	19,657
International Business Machines Corp.
2.95% 05/15/50	100,000	93,294
International Paper Co.
4.40% 08/15/47	13,000	15,183
Interstate Power & Light Co.
3.40% 08/15/25	125,000	134,838
ITC Holdings Corp.
2.95% 05/14/30 (h)	51,000	52,215
Jabil Inc.
3.95% 01/12/28	13,000	14,488
Jefferies Group LLC
5.13% 01/20/23	47,000	50,709
John Deere Capital Corp.
2.45% 01/09/30	1,000	1,020
Johnson & Johnson
3.63% 03/03/37	13,000	14,684
Johnson Controls International PLC
4.50% 02/15/47	4,000	4,705
JPMorgan Chase & Co.
3.30% 04/01/26	326,000	354,320
3.63% 12/01/27	10,000	10,862
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96% 05/13/31 (d)	30,000	30,534
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (d)	24,000	26,532
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (d)	18,000	19,839
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (d)	$39,000	$43,116
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (d)	19,000	21,201
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (d)	140,000	161,496
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60% 12/31/99 (d)	54,000	54,561
JPMorgan Chase & Co. 0.95% + 3 month USD LIBOR
3.51% 01/23/29 (d)	44,000	47,648
JPMorgan Chase & Co. 1.46% + 3 month USD LIBOR
4.03% 07/24/48 (d)	13,000	14,514
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
3.68% 12/29/49 (d)	15,000	14,951
JPMorgan Chase & Co. 6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (d)	82,000	88,647
Keurig Dr Pepper Inc.
3.20% 05/01/30	21,000	22,217
3.80% 05/01/50	13,000	13,830
4.50% 11/15/45	11,000	12,733
4.60% 05/25/28	9,000	10,400
KeyCorp
2.25% 04/06/27	61,000	62,592
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	3,250
5.00% 03/01/43	9,000	10,132
6.38% 03/01/41	10,000	12,765
Kinder Morgan Inc.
5.05% 02/15/46	10,000	11,285
KLA Corp.
3.30% 03/01/50	18,000	17,490
4.10% 03/15/29	21,000	23,660
4.65% 11/01/24	24,000	26,842
Kohl's Corp.
3.38% 05/01/31	35,000	35,034
4.25% 07/17/25	55,000	60,235
5.55% 07/17/45	21,000	23,859
9.50% 05/15/25	10,000	12,989
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22	46,000	47,243
L3Harris Technologies Inc.
3.85% 12/15/26	34,000	37,628
Las Vegas Sands Corp.
3.50% 08/18/26	13,000	13,562
Lear Corp.
4.25% 05/15/29	12,000	13,293
Leidos Inc.
2.95% 05/15/23 (h)	52,000	54,365
3.63% 05/15/25 (h)	13,000	14,110
4.38% 05/15/30 (h)	45,000	49,977

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Liberty Mutual Group Inc.
3.95% 05/15/60 (h)	$10,000	$10,173
Life Storage LP
2.20% 10/15/30	30,000	28,437
Lincoln National Corp.
3.63% 12/12/26	22,000	24,238
4.35% 03/01/48	10,000	11,148
Lloyds Banking Group PLC
3.75% 01/11/27	200,000	219,318
Lockheed Martin Corp.
3.55% 01/15/26	15,000	16,558
3.80% 03/01/45	4,000	4,437
4.50% 05/15/36	16,000	19,338
Lowe's Companies Inc.
1.30% 04/15/28	13,000	12,366
1.70% 10/15/30	11,000	10,293
3.00% 10/15/50	20,000	18,680
3.70% 04/15/46	3,000	3,131
4.05% 05/03/47	13,000	14,264
LYB International Finance BV
4.88% 03/15/44	3,000	3,509
LYB International Finance II BV
3.50% 03/02/27	5,000	5,427
LYB International Finance III LLC
1.25% 10/01/25	41,000	40,519
3.63% 04/01/51	41,000	40,479
3.80% 10/01/60	10,000	9,715
Macquarie Group, Ltd. (1.34% fixed rate until 01/12/26; 1.07% + SOFR thereafter)
1.34% 01/12/27 (d)(h)	20,000	19,621
Marathon Oil Corp.
3.85% 06/01/25	12,000	12,877
Masco Corp.
3.50% 11/15/27	3,000	3,282
Mastercard Inc.
3.85% 03/26/50	8,000	9,067
McCormick & Company Inc.
1.85% 02/15/31	17,000	16,015
3.25% 11/15/25	141,000	152,156
McDonald's Corp.
3.60% 07/01/30	35,000	38,216
3.63% 09/01/49	11,000	11,454
3.70% 01/30/26	23,000	25,363
3.80% 04/01/28	19,000	21,025
4.20% 04/01/50	15,000	17,096
4.88% 12/09/45	10,000	12,234
Medtronic Inc.
4.63% 03/15/45	4,000	5,036
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	23,000	27,176
Merck & Company Inc.
2.75% 02/10/25	40,000	42,585
4.00% 03/07/49	6,000	6,917
MetLife Inc.
4.05% 03/01/45	4,000	4,535
4.72% 12/15/44	15,000	18,467
Microchip Technology Inc.
2.67% 09/01/23 (h)	135,000	140,756
Micron Technology Inc.
2.50% 04/24/23	131,000	135,943
Microsoft Corp.
2.40% 08/08/26	37,000	39,084
	Principal Amount	Fair Value
2.68% 06/01/60	$6,000	$5,506
2.92% 03/17/52	62,000	61,005
3.04% 03/17/62	38,000	37,286
3.45% 08/08/36	6,000	6,620
3.50% 02/12/35	14,000	15,637
Molson Coors Beverage Co.
2.10% 07/15/21	38,000	38,122
4.20% 07/15/46	5,000	5,220
Morgan Stanley
3.63% 01/20/27	4,000	4,392
3.70% 10/23/24	12,000	13,145
3.95% 04/23/27	56,000	61,804
4.35% 09/08/26	46,000	51,934
4.38% 01/22/47	15,000	17,895
5.00% 11/24/25	116,000	133,313
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter)
1.93% 04/28/32 (d)	37,000	34,894
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	33,000	30,208
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (d)	15,000	16,758
Morgan Stanley 3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62% 04/01/31 (d)	114,000	123,601
MPLX LP
2.65% 08/15/30	26,000	25,497
3.38% 03/15/23	13,000	13,647
5.20% 12/01/47	10,000	11,302
MPLX LP 1.33% fixed rate until 03/29/21; 1.10% + 3 month USD LIBOR
1.29% 09/09/22 (d)	51,000	51,023
Mylan Inc.
5.20% 04/15/48	11,000	12,864
National Retail Properties Inc.
4.00% 11/15/25	19,000	20,876
NewMarket Corp.
2.70% 03/18/31	79,000	77,065
Newmont Corp.
4.88% 03/15/42	13,000	15,869
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26	30,000	32,371
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (d)	16,000	18,283
NIKE Inc.
3.38% 03/27/50	13,000	13,672
NiSource Inc.
3.95% 03/30/48	6,000	6,346
Nordstrom Inc.
4.25% 08/01/31 (e)(h)	15,000	14,997
Norfolk Southern Corp.
3.95% 10/01/42	13,000	14,409
Northrop Grumman Corp.
3.85% 04/15/45	3,000	3,230
4.03% 10/15/47	2,000	2,218

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
NOV Inc.
3.60% 12/01/29	$31,000	$31,190
Novartis Capital Corp.
2.20% 08/14/30	14,000	14,086
3.00% 11/20/25	4,000	4,317
NTT Finance Corp.
1.59% 04/03/28 (h)	200,000	195,216
Nucor Corp.
3.95% 05/01/28	18,000	20,110
Nutrien Ltd.
4.00% 12/15/26	7,000	7,842
4.90% 06/01/43	10,000	11,862
NVIDIA Corp.
2.85% 04/01/30	51,000	53,562
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70% 05/01/25 (h)	121,000	126,937
Occidental Petroleum Corp.
2.90% 08/15/24	18,000	17,777
Oklahoma Gas & Electric Co.
3.25% 04/01/30	18,000	19,219
Oncor Electric Delivery Company LLC
3.80% 09/30/47	8,000	8,660
ONEOK Inc.
4.35% 03/15/29	19,000	20,715
Oracle Corp.
1.65% 03/25/26	45,000	45,324
2.30% 03/25/28	35,000	35,420
2.40% 09/15/23	12,000	12,478
2.65% 07/15/26	19,000	19,935
2.88% 03/25/31	25,000	25,451
2.95% 04/01/30	35,000	36,077
3.60% 04/01/50	19,000	18,439
3.65% 03/25/41	25,000	25,308
3.80% 11/15/37	6,000	6,236
3.95% 03/25/51	25,000	25,812
4.00% 07/15/46 - 11/15/47	31,000	32,014
4.10% 03/25/61	30,000	31,032
Otis Worldwide Corp.
2.06% 04/05/25	81,000	83,522
2.57% 02/15/30	11,000	11,075
3.36% 02/15/50	11,000	10,834
Ovintiv Exploration Inc.
5.63% 07/01/24	137,000	150,496
Owens Corning
4.40% 01/30/48	8,000	8,800
Pacific Gas & Electric Co.
2.10% 08/01/27	18,000	17,620
2.50% 02/01/31	34,000	32,066
3.50% 08/01/50	13,000	11,314
4.30% 03/15/45	25,000	24,223
Pacific Gas and Electric Co.
3.30% 08/01/40	34,000	30,656
PacifiCorp
6.25% 10/15/37	24,000	32,745
Parker-Hannifin Corp.
3.25% 06/14/29	18,000	19,234
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50% 10/01/50 (d)	63,000	64,477
PayPal Holdings Inc.
2.65% 10/01/26	26,000	27,518
3.25% 06/01/50	13,000	12,991
	Principal Amount	Fair Value
PepsiCo Inc.
1.63% 05/01/30	$18,000	$17,222
2.63% 07/29/29	26,000	27,151
3.45% 10/06/46	5,000	5,278
Petroleos Mexicanos
5.35% 02/12/28	15,000	14,652
5.63% 01/23/46	19,000	15,045
6.35% 02/12/48	15,000	12,392
6.49% 01/23/27	15,000	15,680
6.50% 03/13/27	40,000	41,830
7.69% 01/23/50	22,000	20,426
Pfizer Inc.
2.70% 05/28/50	40,000	37,141
3.45% 03/15/29	9,000	9,878
3.60% 09/15/28	25,000	27,687
3.90% 03/15/39	13,000	14,794
4.13% 12/15/46	9,000	10,543
4.40% 05/15/44	4,000	4,812
Philip Morris International Inc.
1.50% 05/01/25	112,000	113,569
2.10% 05/01/30	10,000	9,686
3.38% 08/15/29	13,000	14,015
4.13% 03/04/43	6,000	6,548
Phillips 66
2.15% 12/15/30	114,000	108,036
Phillips 66 Partners LP
3.15% 12/15/29	61,000	62,044
3.75% 03/01/28	13,000	13,930
4.68% 02/15/45	13,000	13,759
Pioneer Natural Resources Co.
1.13% 01/15/26	70,000	68,824
2.15% 01/15/31	19,000	17,935
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	30,000	29,997
3.65% 06/01/22	33,000	33,790
PPG Industries Inc.
1.20% 03/15/26	84,000	82,548
PPL Capital Funding Inc.
3.10% 05/15/26	25,000	26,703
Precision Castparts Corp.
4.38% 06/15/45	9,000	10,195
Prologis LP
4.38% 02/01/29	19,000	21,857
Prudential Financial Inc.
3.94% 12/07/49	24,000	26,287
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (d)	24,000	27,456
Public Service Company of Colorado
3.70% 06/15/28	23,000	25,443
Public Service Electric & Gas Co.
2.38% 05/15/23	46,000	47,713
PVH Corp.
4.63% 07/10/25	51,000	56,193
QUALCOMM Inc.
1.30% 05/20/28	5,000	4,783
1.65% 05/20/32	6,000	5,513
3.25% 05/20/27	2,000	2,182
4.30% 05/20/47	3,000	3,535

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Quest Diagnostics Inc.
2.95% 06/30/30	$8,000	$8,274
Ralph Lauren Corp.
1.70% 06/15/22	10,000	10,153
Raymond James Financial Inc.
3.75% 04/01/51 (e)	33,000	34,180
Raytheon Technologies Corp.
3.13% 05/04/27	73,000	78,457
3.50% 03/15/27	15,000	16,422
3.65% 08/16/23	2,000	2,138
3.95% 08/16/25	12,000	13,336
4.13% 11/16/28	4,000	4,503
4.15% 05/15/45	13,000	14,496
4.45% 11/16/38	12,000	13,955
Realty Income Corp.
3.00% 01/15/27	7,000	7,426
3.25% 01/15/31	18,000	19,027
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	39,000	36,087
2.80% 09/15/50	18,000	15,541
Reliance Steel & Aluminum Co.
2.15% 08/15/30	19,000	18,258
Reynolds American Inc.
4.45% 06/12/25	5,000	5,550
Rio Tinto Finance USA PLC
4.13% 08/21/42	9,000	10,345
Rockwell Automation Inc.
4.20% 03/01/49	13,000	15,432
Rogers Communications Inc.
5.00% 03/15/44	3,000	3,564
Roper Technologies Inc.
2.95% 09/15/29	20,000	20,850
Ross Stores Inc.
4.70% 04/15/27	8,000	9,127
Royalty Pharma PLC
0.75% 09/02/23 (h)	21,000	20,973
1.20% 09/02/25 (h)	26,000	25,527
1.75% 09/02/27 (h)	13,000	12,702
2.20% 09/02/30 (h)	8,000	7,642
3.30% 09/02/40 (h)	2,000	1,933
RPM International Inc.
3.75% 03/15/27	12,000	13,210
Ryder System Inc.
2.90% 12/01/26	39,000	41,435
Sabine Pass Liquefaction LLC
4.20% 03/15/28	13,000	14,288
4.50% 05/15/30	11,000	12,345
5.00% 03/15/27	4,000	4,560
5.88% 06/30/26	37,000	43,396
Santander Holdings USA Inc.
4.40% 07/13/27	11,000	12,160
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	27,000	29,369
Selective Insurance Group Inc.
5.38% 03/01/49	6,000	7,036
Sempra Energy
3.80% 02/01/38	8,000	8,592
4.00% 02/01/48	10,000	10,509
Shell International Finance BV
2.38% 08/21/22	37,000	38,059
3.75% 09/12/46	10,000	10,673
4.13% 05/11/35	12,000	13,685
	Principal Amount	Fair Value
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23	$17,000	$17,876
3.20% 09/23/26	4,000	4,303
Simon Property Group LP
3.38% 06/15/27	13,000	14,006
South Jersey Industries Inc.
3.70% 04/15/31	63,000	63,538
Southern California Edison Co.
2.40% 02/01/22	26,000	26,344
4.00% 04/01/47	43,000	44,564
4.20% 03/01/29	31,000	34,541
Southern Company Gas Capital Corp.
3.95% 10/01/46	19,000	19,919
4.40% 05/30/47	2,000	2,231
Southern Copper Corp.
5.88% 04/23/45	12,000	15,778
Southwest Airlines Co.
2.63% 02/10/30	35,000	34,455
Southwestern Electric Power Co.
2.75% 10/01/26	13,000	13,682
Spectra Energy Partners LP
3.38% 10/15/26	3,000	3,229
4.50% 03/15/45	2,000	2,176
Spirit Realty LP
4.00% 07/15/29	22,000	23,824
Starbucks Corp.
4.00% 11/15/28	12,000	13,497
Steel Dynamics Inc.
3.45% 04/15/30	13,000	13,908
STERIS Irish FinCo UnLtd Co.
2.70% 03/15/31 (e)	105,000	104,143
Stryker Corp.
1.95% 06/15/30	45,000	43,493
2.90% 06/15/50	61,000	57,566
Suncor Energy Inc.
4.00% 11/15/47	3,000	3,066
Sunoco Logistics Partners Operations LP
5.30% 04/01/44	13,000	13,426
Sysco Corp.
3.25% 07/15/27	13,000	13,993
5.95% 04/01/30	8,000	10,004
6.60% 04/01/50	3,000	4,344
Tampa Electric Co.
2.40% 03/15/31	45,000	44,784
3.45% 03/15/51	30,000	30,618
4.35% 05/15/44	26,000	29,848
Tapestry Inc.
4.13% 07/15/27	15,000	16,266
4.25% 04/01/25	152,000	164,598
Target Corp.
2.50% 04/15/26	13,000	13,807
Teck Resources Ltd.
3.90% 07/15/30	21,000	21,933
5.40% 02/01/43	6,000	6,759
Teledyne Technologies Inc.
2.25% 04/01/28	94,000	93,561
2.75% 04/01/31	35,000	34,979
Telefonica Emisiones S.A.
4.10% 03/08/27	150,000	167,710
Texas Instruments Inc.
3.88% 03/15/39	13,000	14,972

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
The Allstate Corp.
4.20% 12/15/46	$8,000	$9,266
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (d)	38,000	40,520
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (d)	71,000	74,938
The Bank of Nova Scotia (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
4.65% 12/31/99 (d)	41,000	40,980
The Boeing Co.
2.20% 02/04/26	90,000	89,733
2.70% 02/01/27	196,000	198,962
2.95% 02/01/30	11,000	10,880
3.25% 03/01/28	10,000	10,299
3.55% 03/01/38	8,000	7,728
3.75% 02/01/50	11,000	10,506
5.04% 05/01/27	66,000	75,241
5.15% 05/01/30	38,000	43,762
5.81% 05/01/50	22,000	27,829
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/31/99 (d)	59,000	57,993
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	50,000	55,367
The Clorox Co.
1.80% 05/15/30	68,000	65,107
The Coca-Cola Co.
2.75% 06/01/60	11,000	9,938
The Dow Chemical Co.
2.10% 11/15/30	36,000	34,708
3.60% 11/15/50	15,000	15,166
4.25% 10/01/34	13,000	14,558
5.55% 11/30/48	13,000	17,138
The Estee Lauder Companies Inc.
2.38% 12/01/29	13,000	13,197
3.13% 12/01/49	11,000	11,147
The George Washington University
4.13% 09/15/48	25,000	29,193
The Goldman Sachs Group Inc.
2.60% 02/07/30	102,000	103,175
3.50% 04/01/25 - 11/16/26	74,000	80,240
3.85% 01/26/27	111,000	121,756
4.25% 10/21/25	314,000	350,411
5.15% 05/22/45	18,000	22,522
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99% 01/27/32 (d)	59,000	56,018
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (d)	57,000	57,742
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (d)	$19,000	$20,818
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (d)	12,000	13,322
The Goldman Sachs Group Inc. 1.30% + 3 month USD LIBOR
4.22% 05/01/29 (d)	33,000	37,034
The Hartford Financial Services Group Inc.
2.80% 08/19/29	89,000	92,269
The Hartford Financial Services Group Inc. (2.32% fixed rate until 03/29/21; 2.13% + 3 month USD LIBOR)
2.32% 02/12/67 (d)(h)	22,000	21,126
The Home Depot Inc.
2.70% 04/15/30	13,000	13,557
3.35% 04/15/50	21,000	21,773
3.50% 09/15/56	10,000	10,537
3.90% 12/06/28 - 06/15/47	22,000	25,008
4.50% 12/06/48	11,000	13,521
The Kroger Co.
2.20% 05/01/30	16,000	15,710
2.95% 11/01/21	36,000	36,468
4.65% 01/15/48	7,000	8,138
The Mosaic Co.
5.63% 11/15/43	2,000	2,504
The Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	30,000	29,981
The Sherwin-Williams Co.
3.45% 06/01/27	4,000	4,361
4.50% 06/01/47	13,000	15,262
The Southern Co.
3.25% 07/01/26	7,000	7,495
4.40% 07/01/46	2,000	2,231
The Toronto-Dominion Bank 2.21% + USD 5 year swap rate
3.63% 09/15/31 (d)	47,000	51,481
The Travelers Companies Inc.
2.55% 04/27/50	178,000	159,814
The Walt Disney Co.
2.65% 01/13/31	72,000	73,540
3.38% 11/15/26	2,000	2,189
3.60% 01/13/51	19,000	20,209
4.75% 11/15/46	4,000	4,952
6.65% 11/15/37	26,000	38,039
The Williams Companies Inc.
3.75% 06/15/27	2,000	2,184
4.85% 03/01/48	13,000	14,481
4.90% 01/15/45	26,000	28,824
5.40% 03/04/44	3,000	3,491
Thermo Fisher Scientific Inc.
4.13% 03/25/25	3,000	3,332
4.50% 03/25/30	8,000	9,336
Time Warner Cable LLC
4.50% 09/15/42	3,000	3,206
6.55% 05/01/37	12,000	15,791

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
T-Mobile USA Inc.
3.75% 04/15/27 (h)	$199,000	$217,380
3.88% 04/15/30 (h)	3,000	3,255
4.50% 04/15/50 (h)	8,000	8,940
Total Capital International S.A.
3.46% 02/19/29	42,000	45,798
Trane Technologies Luxembourg Finance S.A.
3.55% 11/01/24	21,000	22,707
3.80% 03/21/29	25,000	27,482
TransCanada PipeLines Ltd.
4.25% 05/15/28	40,000	45,040
4.88% 01/15/26	9,000	10,320
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (d)	50,000	53,171
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28	13,000	14,457
Truist Bank 0.59% - 3 month USD LIBOR
3.50% 08/02/22 (d)	26,000	26,263
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (d)	73,000	76,497
TSMC Global Ltd.
0.75% 09/28/25 (h)	200,000	195,254
TWDC Enterprises 18 Corp.
4.13% 06/01/44	6,000	6,844
Tyco Electronics Group S.A.
3.13% 08/15/27	13,000	13,957
Tyson Foods Inc.
4.00% 03/01/26	49,000	54,342
4.55% 06/02/47	2,000	2,347
U.S. Bancorp 3.49% - 3 month USD LIBOR
3.73% 12/29/49 (d)	64,000	63,921
UDR Inc.
2.10% 08/01/32	26,000	24,215
3.00% 08/15/31	13,000	13,253
Union Pacific Corp.
3.50% 06/08/23	36,000	38,245
3.60% 09/15/37	7,000	7,467
4.10% 09/15/67	11,000	11,877
4.30% 03/01/49	13,000	14,904
UnitedHealth Group Inc.
2.00% 05/15/30	35,000	34,428
4.45% 12/15/48	23,000	28,161
4.75% 07/15/45	20,000	25,081
Unum Group
4.50% 03/15/25	11,000	12,288
Utah Acquisition Sub Inc.
3.15% 06/15/21	14,000	14,041
3.95% 06/15/26	5,000	5,512
Vale S.A.
5.63% 09/11/42	8,000	9,639
Valero Energy Corp.
2.85% 04/15/25	19,000	19,854
4.00% 04/01/29	25,000	27,102
Ventas Realty LP
3.25% 10/15/26	24,000	25,815
VEREIT Operating Partnership LP
2.85% 12/15/32	24,000	23,263
	Principal Amount	Fair Value
Verizon Communications Inc.
1.45% 03/20/26	$60,000	$60,038
2.10% 03/22/28	45,000	45,146
2.55% 03/21/31	45,000	44,941
3.00% 03/22/27	120,000	128,195
3.40% 03/22/41	30,000	30,472
3.55% 03/22/51	35,000	34,976
3.70% 03/22/61	30,000	29,680
4.33% 09/21/28	17,000	19,465
4.40% 11/01/34	75,000	85,752
4.52% 09/15/48	13,000	14,988
4.67% 03/15/55	31,000	36,941
4.86% 08/21/46	31,000	37,350
5.25% 03/16/37	12,000	15,148
ViacomCBS Inc.
2.90% 01/15/27	11,000	11,554
3.70% 06/01/28	10,000	10,836
5.25% 04/01/44	3,000	3,609
Virginia Electric & Power Co.
4.00% 11/15/46	23,000	25,625
Visa Inc.
2.00% 08/15/50	13,000	10,531
2.05% 04/15/30	18,000	17,945
2.70% 04/15/40	20,000	19,634
Vistra Operations Company LLC
3.55% 07/15/24 (h)	64,000	66,943
Vodafone Group PLC
4.38% 05/30/28	19,000	21,821
5.25% 05/30/48	10,000	12,499
Vontier Corp.
2.40% 04/01/28 (h)	66,000	64,836
2.95% 04/01/31 (h)	50,000	48,832
Vornado Realty LP
3.50% 01/15/25	12,000	12,672
Vulcan Materials Co.
3.90% 04/01/27	4,000	4,471
Walgreens Boots Alliance Inc.
4.10% 04/15/50	6,000	6,107
Walmart Inc.
3.63% 12/15/47	10,000	11,060
3.70% 06/26/28	21,000	23,596
3.95% 06/28/38	10,000	11,566
4.05% 06/29/48	12,000	14,105
WEC Energy Group Inc.
3.55% 06/15/25	37,000	40,114
Wells Fargo & Co.
4.15% 01/24/29	40,000	45,061
4.75% 12/07/46	19,000	22,449
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65% 06/02/24 (d)	34,000	34,752
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	80,000	81,975
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (d)	11,000	11,337
3.20% 06/17/27 (d)	118,000	126,470
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	46,000	45,119

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (d)	$40,000	$44,038
Wells Fargo & Co. 2.00% + SOFRRATE
2.19% 04/30/26 (d)	90,000	92,845
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (d)	54,000	55,625
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (d)	23,000	24,576
Willis North America Inc.
3.60% 05/15/24	18,000	19,413
3.88% 09/15/49	22,000	23,474
WPP Finance 2010
3.75% 09/19/24	22,000	23,997
WRKCo Inc.
3.00% 09/15/24	15,000	16,000
Xcel Energy Inc.
3.40% 06/01/30	26,000	27,932
Zoetis Inc.
3.00% 09/12/27	5,000	5,343
3.90% 08/20/28	13,000	14,457
		29,209,649
Non-Agency Collateralized Mortgage Obligations - 3.2%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36% 09/15/48 (d)	88,000	84,531
Banc of America Commercial Mortgage Trust 2016-UBS10
4.88% 07/15/49 (d)	82,000	87,882
BANK 2017-BNK7
3.18% 09/15/60	617,000	658,919
BANK 2018-BNK15
4.41% 11/15/61 (d)	320,000	367,271
BANK 2019-BNK17
4.52% 04/15/52 (d)	34,000	37,023
BX Commercial Mortgage Trust 2018-IND 0.75% - 1 month USD LIBOR
0.86% 11/15/35 (d)(h)	52,275	52,269
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	139,000	145,707
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	246,000	255,272
CFCRE Commercial Mortgage Trust 2016-C7
4.43% 12/10/54 (d)	87,000	83,915
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58	100,000	109,842
Citigroup Commercial Mortgage Trust 2015-GC35
4.48% 11/10/48 (d)	148,000	139,015
Citigroup Commercial Mortgage Trust 2015-P1
3.72% 09/15/48	403,000	441,622
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49	90,682	96,304
	Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (d)	$119,583	$132,044
4.03% 12/10/49 (d)	78,331	84,067
COMM 2012-CCRE3 Mortgage Trust
3.92% 10/15/45 (h)	100,000	99,313
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (d)	55,000	59,853
CSAIL 2015-C3 Commercial Mortgage Trust
4.13% 08/15/48 (d)	194,984	198,215
CSAIL 2016-C7 Commercial Mortgage Trust
4.34% 11/15/49 (d)	148,000	151,717
GS Mortgage Securities Trust 2014-GC22
4.69% 06/10/47 (d)	88,000	92,186
GS Mortgage Securities Trust 2014-GC24
4.51% 09/10/47 (d)	119,000	119,730
GS Mortgage Securities Trust 2015-GS1
4.42% 11/10/48 (d)	117,000	100,533
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50	240,062	264,402
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50	184,426	200,192
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (d)	73,000	80,971
GS Mortgage Securities Trust 2019-GC42
2.75% 09/01/52	419,000	431,133
GS Mortgage Securities Trust 2019-GSA1
3.05% 11/10/52	493,000	517,713
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04% 07/15/45 (d)	25,000	26,417
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65% 11/15/48 (d)	71,000	58,883
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (f)	228	2
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12% 02/15/46 (d)	124,000	120,118
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88% 03/15/48 (d)(f)	769,467	20,681
Morgan Stanley Capital I Trust 2016-UBS12
4.03% 12/15/49 (d)	122,000	115,499
UBS Commercial Mortgage Trust 2012-C1
5.57% 05/10/45 (d)(h)	83,000	82,851
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (d)	54,000	59,489
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88% 04/10/46 (d)(h)	287,000	291,266

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32% 08/15/50	$287,000	$282,429
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21% 02/15/48 (d)(f)	804,549	31,195
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52	45,000	46,785
WFRBS Commercial Mortgage Trust 2012-C10
3.74% 12/15/45	79,000	75,710
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46	55,000	59,237
WFRBS Commercial Mortgage Trust 2014-C20
4.38% 05/15/47	119,000	121,053
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (d)	123,000	133,154
		6,616,410
Sovereign Bonds - 0.4%
Government of Chile
2.55% 01/27/32	200,000	201,810
Government of Colombia
2.63% 03/15/23	200,000	205,334
Government of Mexico
4.00% 10/02/23	24,000	25,862
4.75% 03/08/44	56,000	58,715
Government of Panama
3.16% 01/23/30	200,000	208,188
Government of Peru
1.86% 12/01/32	45,000	41,072
2.78% 12/01/60	75,000	62,073
5.63% 11/18/50	26,000	34,570
Government of Uruguay
5.10% 06/18/50	29,803	36,947
		874,571
Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50	25,000	34,015
Board of Regents of the University of Texas System
3.35% 08/15/47	25,000	27,390
	Principal Amount	Fair Value
Port Authority of New York & New Jersey
4.46% 10/01/62	$30,000	$36,973
State of California
4.60% 04/01/38	50,000	57,747
State of Illinois
5.10% 06/01/33	25,000	28,146
		184,271
Total Bonds and Notes (Cost $73,495,676)		74,221,970

	Number of Shares
Exchange Traded & Mutual Funds - 24.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio (j) (Cost $41,093,780)	427,314	51,581,115
Total Investments in Securities (Cost $164,201,165)		204,654,152
Short-Term Investments - 4.8%
Dreyfus Treasury Obligations Cash Management Fund 0.00% (k)	222,703	222,703
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (j)(k)	4,497,445	4,497,445
State Street Institutional Treasury Plus Fund - Premier Class 0.03% (j)(k)	222,703	222,703
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (j)(k)	4,991,287	4,991,287
Total Short-Term Investments (Cost $9,934,138)		9,934,138
Total Investments (Cost $174,135,303)		214,588,290
Liabilities in Excess of Other Assets, net - (3.7)%		(7,716,987)
NET ASSETS - 100.0%		$206,871,303

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,769	5.00%/ Quarterly	06/20/25	$161,769	$(91,840)	$253,609

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	June 2021	3	$587,367	$595,110	$7,743
Ultra Long-Term U.S. Treasury Bond Futures	June 2021	8	1,510,641	1,449,750	(60,891)
2 Yr. U.S. Treasury Notes Futures	June 2021	52	11,486,364	11,477,782	(8,582)
See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2021	5	$794,071	$772,968	$(21,103)
					$(82,833)

The Fund had the following short futures contracts open at March 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	June 2021	24	$(2,990,965)	$(2,961,563)	$29,402
10 Yr. U.S. Treasury Notes Futures	June 2021	31	(4,142,052)	(4,059,062)	82,990
10 Yr. U.S. Treasury Ultra Futures	June 2021	36	(5,321,199)	(5,172,750)	148,449
					$260,841
					$178,008
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)	Non-income producing security.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to $4,375,931 or 2.12% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2021.
*	Less than 0.05%.
**	Amount is less than $0.50.

See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REITs - Real Estate Investment Trusts
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$76,780,003	$—	$—	$76,780,003
	Foreign Equity	2,071,064	—	—	2,071,064
	U.S. Treasuries	—	17,069,544	—	17,069,544
	Agency Mortgage Backed	—	18,594,247	—	18,594,247
	Agency Collateralized Mortgage Obligations	—	482,645	—	482,645
	Asset Backed	—	1,190,633	—	1,190,633
	Corporate Notes	—	29,209,649	—	29,209,649
	Non-Agency Collateralized Mortgage Obligations	—	6,616,410	—	6,616,410
	Sovereign Bonds	—	874,571	—	874,571
	Municipal Bonds and Notes	—	184,271	—	184,271
	Exchange Traded & Mutual Funds	51,581,115	—	—	51,581,115
	Short-Term Investments	9,934,138	—	—	9,934,138
	Total Investments in Securities	$140,366,320	$74,221,970	$—	$214,588,290
	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$253,609	$—	$253,609
	Long Futures Contracts - Unrealized Appreciation	7,743	—	—	7,743
	Long Futures Contracts - Unrealized Depreciation	(90,576)	—	—	(90,576)
	Short Futures Contracts - Unrealized Appreciation	260,841	—	—	260,841
	Total Other Financial Instruments	$178,008	$253,609	$—	$431,617
The Fund was invested in the following countries/territories at March 31, 2021 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	96.91%
United Kingdom	0.62%
Ireland	0.52%
Netherlands	0.35%
Canada	0.25%
Switzerland	0.15%
Chile	0.13%
Cayman Islands	0.12%
Mexico	0.11%
Panama	0.10%
Colombia	0.09%
Mult	0.09%
British Virgin	0.09%
Japan	0.09%
Spain	0.08%
Peru	0.07%
Bermuda	0.05%
Luxembourg	0.05%
Australia	0.05%
Germany	0.02%
See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Uruguay	0.02%
France	0.02%
Jersey	0.01%
Norway	0.01%
Brazil	0.00%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2021 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	24.04%	0.00%	24.04%
Systems Software	2.23%	0.00%	2.23%
Technology Hardware, Storage & Peripherals	2.23%	0.00%	2.23%
Interactive Media & Services	2.16%	0.00%	2.16%
Semiconductors	1.66%	0.06%	1.72%
Internet & Direct Marketing Retail	1.52%	0.00%	1.52%
Data Processing & Outsourced Services	1.47%	0.00%	1.47%
Pharmaceuticals	1.35%	0.00%	1.35%
Diversified Banks	1.25%	0.00%	1.25%
Healthcare Equipment	1.06%	0.17%	1.23%
Application Software	0.81%	0.00%	0.81%
Automobile Manufacturers	0.69%	0.00%	0.69%
Biotechnology	0.67%	0.00%	0.67%
Movies & Entertainment	0.63%	0.00%	0.63%
Electric Utilities	0.62%	0.00%	0.62%
Aerospace & Defense	0.61%	0.00%	0.61%
Managed Healthcare	0.58%	0.00%	0.58%
Household Products	0.54%	0.00%	0.54%
Multi-Sector Holdings	0.53%	0.00%	0.53%
Home Improvement Retail	0.51%	0.00%	0.51%
Integrated Oil & Gas	0.51%	0.00%	0.51%
Integrated Telecommunication Services	0.50%	0.00%	0.50%
Soft Drinks	0.47%	0.00%	0.47%
Industrial Conglomerates	0.46%	0.00%	0.46%
Specialized REITs	0.44%	0.00%	0.44%
Restaurants	0.44%	0.00%	0.44%
Life Sciences Tools & Services	0.42%	0.00%	0.42%
IT Consulting & Other Services	0.20%	0.19%	0.39%
Financial Exchanges & Data	0.39%	0.00%	0.39%
Regional Banks	0.38%	0.00%	0.38%
Hypermarkets & Super Centers	0.38%	0.00%	0.38%
Cable & Satellite	0.38%	0.00%	0.38%
Investment Banking & Brokerage	0.37%	0.00%	0.37%
Railroads	0.34%	0.00%	0.34%
Semiconductor Equipment	0.33%	0.00%	0.33%
See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Packaged Foods & Meats	0.32%	0.00%	0.32%
Communications Equipment	0.31%	0.00%	0.31%
Industrial Machinery	0.30%	0.01%	0.31%
Asset Management & Custody Banks	0.30%	0.00%	0.30%
Multi-Utilities	0.29%	0.00%	0.29%
Specialty Chemicals	0.28%	0.00%	0.28%
Hotels, Resorts & Cruise Lines	0.27%	0.00%	0.27%
Property & Casualty Insurance	0.18%	0.08%	0.26%
Tobacco	0.26%	0.00%	0.26%
Healthcare Services	0.25%	0.00%	0.25%
Air Freight & Logistics	0.24%	0.00%	0.24%
Oil & Gas Exploration & Production	0.23%	0.00%	0.23%
Construction Machinery & Heavy Trucks	0.23%	0.00%	0.23%
Industrial Gases	0.07%	0.16%	0.23%
Consumer Finance	0.22%	0.00%	0.22%
Electrical Components & Equipment	0.21%	0.00%	0.21%
General Merchandise Stores	0.19%	0.00%	0.19%
Insurance Brokers	0.14%	0.05%	0.19%
Footwear	0.18%	0.00%	0.18%
Building Products	0.13%	0.06%	0.19%
Life & Health Insurance	0.17%	0.00%	0.17%
Apparel Retail	0.16%	0.00%	0.16%
Interactive Home Entertainment	0.14%	0.00%	0.14%
Research & Consulting Services	0.09%	0.04%	0.13%
Agricultural & Farm Machinery	0.13%	0.00%	0.13%
Airlines	0.12%	0.00%	0.12%
Oil & Gas Refining & Marketing	0.12%	0.00%	0.12%
Automotive Retail	0.11%	0.00%	0.11%
Residential REITs	0.11%	0.00%	0.11%
Industrial REITs	0.10%	0.00%	0.10%
Healthcare Supplies	0.10%	0.00%	0.10%
Paper Packaging	0.08%	0.02%	0.10%
Retail REITs	0.09%	0.00%	0.09%
Home Building	0.09%	0.00%	0.09%
Oil & Gas Storage & Transportation	0.09%	0.00%	0.09%
Casinos & Gaming	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Electronic Equipment & Instruments	0.09%	0.00%	0.09%
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Healthcare Distributors	0.08%	0.00%	0.08%
Commodity Chemicals	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Electronic Components	0.08%	0.00%	0.08%
Multi-Line Insurance	0.08%	0.00%	0.08%
See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Trading Companies & Distributors	0.08%	0.00%	0.08%
Fertilizers & Agricultural Chemicals	0.08%	0.00%	0.08%
Health Care REITs	0.08%	0.00%	0.08%
Personal Products	0.07%	0.00%	0.07%
Apparel, Accessories & Luxury Goods	0.07%	0.00%	0.07%
Broadcasting	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Distillers & Vintners	0.06%	0.00%	0.06%
Diversified Support Services	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.01%	0.05%	0.06%
Gold	0.05%	0.00%	0.05%
Auto Parts & Equipment	0.01%	0.04%	0.05%
Copper	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Food Distributors	0.05%	0.00%	0.05%
Office REITs	0.05%	0.00%	0.05%
Drug Retail	0.04%	0.00%	0.04%
Specialty Stores	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Agricultural Products	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Healthcare Technology	0.02%	0.00%	0.02%
Consumer Electronics	0.00%	0.02%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Banks	0.02%	0.00%	0.02%
Diversified Chemicals	0.02%	0.00%	0.02%
Alternative Carriers	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Gas Utilities	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Construction & Engineering	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
See accompanying notes to schedule of investments.

Elfun Diversified Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Industry	Domestic	Foreign	Total
Human Resource & Employment Services	0.01%	0.00%	0.01%
			60.78%

Sector	Percentage (based on Fair Value)
Corporate Notes	13.61%
Agency Mortgage Backed	8.67%
U.S. Treasuries	7.95%
Non-Agency Collateralized Mortgage Obligations	3.08%
Asset Backed	0.55%
Sovereign Bonds	0.41%
Agency Collateralized Mortgage Obligations	0.23%
Municipal Bonds and Notes	0.09%
34.59%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	4.63%
4.63%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,175,449	$6,175,449	$10,749,525	$11,933,687	$—	$—	4,991,287	$4,991,287	$478
State Street Corp.	861	62,663	4,256	5,406	(273)	9,328	840	70,568	437
State Street Global All Cap Equity ex-U.S. Index Portfolio	452,344	52,657,367	320,000	3,340,000	534,021	1,409,727	427,314	51,581,115	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,805,854	5,805,854	7,313,265	8,621,674	—	—	4,497,445	4,497,445	113
State Street Institutional Treasury Plus Fund - Premier Class	304,999	304,999	402,283	484,579	—	—	222,703	222,703	24
TOTAL		$65,006,332	$18,789,329	$24,385,346	$533,748	$1,419,055		$61,363,118	$1,052
See accompanying notes to schedule of investments.

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended March 31, 2021, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.